UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin D. Nelson

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: December 1, 2013 – February 28, 2014

Item 1. Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS

February 28, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.39%)
Australia (7.16%)
Dexus Property Group	846,399	$808,152
Goodman Group	230,267	986,295
GPT Group	236,748	785,892
Mirvac Group	555,929	875,584
Stockland Trust Group	350,988	1,208,964
Westfield Group	294,714	2,700,879

		7,365,766

Brazil (0.52%)
BR Malls Participacoes SA	69,400	531,581

Canada (1.77%)
Boardwalk Real Estate Investment Trust	5,722	307,675
Dundee Real Estate Investment Trust	16,176	431,389
RioCan Real Estate Investment Trust	45,578	1,080,898

		1,819,962

France (5.48%)
Gecina SA	3,989	548,730
ICADE	5,216	514,199
Klepierre	14,844	676,962
Unibail-Rodamco	14,778	3,893,993

		5,633,884

Germany (1.17%)
Deutsche EuroShop AG	6,937	311,719
Deutsche Wohnen AG	42,185	893,799

		1,205,518

Hong Kong (10.52%)
China Overseas Land & Investment, Ltd.	581,000	1,560,952
China Resources Land, Ltd.	281,500	636,957
Hang Lung Properties, Ltd.	345,000	958,018
Hongkong Land Holdings, Ltd.	176,100	1,104,147
The Link Real Estate Investment Trust	352,164	1,635,904
Sun Hung Kai Properties, Ltd.	230,000	2,942,962
Swire Properties, Ltd.	160,000	425,743
The Wharf Holdings, Ltd.	223,700	1,560,889

		10,825,572

Japan (13.28%)
Japan Real Estate Investment Corp.	178	963,722
Japan Retail Fund Investment Corp.	329	649,142
Mitsubishi Estate Co., Ltd.	159,000	3,754,319
Mitsui Fudosan Co., Ltd.	127,000	3,777,429
Nippon Building Fund, Inc.	209	1,195,225
Nomura Real Estate Holdings, Inc.	19,100	391,121
Sumitomo Realty & Development Co., Ltd.	73,000	2,935,924

		13,666,882

Netherlands (0.68%)
Corio N.V.	15,006	704,442

Singapore (3.41%)
Ascendas Real Estate Investment Trust	308,066	524,926
CapitaLand, Ltd.	380,000	854,337
CapitaMall Trust	394,347	591,062
City Developments, Ltd.	68,000	503,704

Security Description		Shares	Value

Singapore (continued)
Global Logistic Properties, Ltd.		462,000	$1,031,404

			3,505,433

Sweden (0.45%)
Castellum AB		26,226	459,348

Switzerland (0.53%)
PSP Swiss Property AG		5,880	545,212

United Kingdom (7.15%)
British Land Co. Plc		151,619	1,769,624
Derwent London Plc		13,043	605,214
Great Portland Estates Plc		52,340	565,312
Hammerson Plc		108,246	1,041,350
Intu Properties Plc		101,581	552,318
Land Securities Group Plc		118,135	2,148,341
Segro Plc		112,858	674,487

			7,356,646

United States (47.27%)
Alexandria Real Estate Equities, Inc.		10,826	784,344
American Campus Communities, Inc.		15,685	579,404
AvalonBay Communities, Inc.		18,402	2,373,306
Boston Properties, Inc.		23,104	2,597,583
Camden Property Trust		12,821	855,161
Digital Realty Trust, Inc.		19,346	1,047,779
Douglas Emmett, Inc.		19,568	526,966
Equity Residential		50,635	2,960,628
Essex Property Trust, Inc.		5,734	959,011
Federal Realty Investment Trust		9,847	1,096,070
General Growth Properties, Inc.		81,477	1,794,124
HCP REIT, Inc.		68,825	2,668,345
Health Care REIT, Inc.		43,660	2,564,588
Highwoods Properties, Inc.		13,528	510,141
Host Hotels & Resorts, Inc.		114,595	2,254,084
Kilroy Realty Corp.		12,456	716,469
Kimco Realty Corp.		61,727	1,374,043
The Macerich Co.		21,174	1,273,193
ProLogis		75,552	3,111,987
Public Storage		21,880	3,697,720
Realty Income Corp.		31,169	1,384,527
Regency Centers Corp.		13,825	701,895
Simon Property Group, Inc.		25,395	4,095,960
SL Green Realty Corp.		14,407	1,431,047
Tanger Factory Outlet Centers, Inc.		14,123	484,560
UDR, Inc.		37,792	975,412
Ventas, Inc.		44,431	2,773,827
Vornado Realty Trust		26,359	2,538,108
Weingarten Realty Investors		16,834	513,437

			48,643,719

TOTAL COMMON STOCKS (Cost $92,082,053)			102,263,965

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.34%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	350,685	350,685

Security Description	Shares	Value

TOTAL SHORT TERM INVESTMENTS (Cost $350,685)		$350,685

TOTAL INVESTMENTS (99.73%) (Cost $92,432,738)		$102,614,650

NET OTHER ASSETS AND LIABILITIES (0.27%)		280,446

NET ASSETS (100.00%)		$102,895,096

(a)	Less than 0.0005%

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc -	Public Limited Co.
REIT -	Real Estate Investment Trust.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS

February 28, 2014 (Unaudited)

SECURITY DESCRIPTION			SHARES	VALUE

EXCHANGE TRADED FUNDS (99.99%)
Consumer Discretionary (10.96%)
Consumer Discretionary Select Sector SPDR® Fund			237,896	$15,900,969

Consumer Staples (10.72%)
Consumer Staples Select Sector SPDR® Fund			367,093	15,546,389

Energy (10.90%)
Energy Select Sector SPDR® Fund			180,373	15,809,693

Financials (10.83%)
Financial Select Sector SPDR® Fund			723,822	15,706,937

Healthcare (11.65%)
Health Care Select Sector SPDR® Fund			284,343	16,901,348

Industrials (10.94%)
Industrial Select Sector SPDR® Fund			304,882	15,872,157

Materials (11.29%)
Materials Select Sector SPDR® Fund			347,888	16,378,567

Technology (11.19%)
Technology Select Sector SPDR® Fund			446,680	16,236,818

Utilities (11.51%)
Utilities Select Sector SPDR® Fund			412,957	16,704,111

TOTAL EXCHANGE TRADED FUNDS (Cost $116,187,865)				145,056,989

	7 DAY YIELD		SHARES	VALUE

SHORT TERM INVESTMENTS (0.04%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(a)	55,178	55,178

TOTAL SHORT TERM INVESTMENTS (Cost $55,178)				55,178

TOTAL INVESTMENTS (100.03%) (Cost $116,243,043)				$145,112,167

NET LIABILITIES LESS OTHER ASSETS (-0.03%)				(35,228)

NET ASSETS (100.00%)				$145,076,939

(a)	Less than 0.0005%

Common Abbreviations:

SPDR® - Standard & Poor’s Depositary Receipts

See Notes to Quarterly Schedule of Investments.

GLOBAL COMMODITY EQUITY ETF†

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.47%)
Australia (2.02%)
Fortescue Metals Group, Ltd.	40,404	$196,136
GrainCorp, Ltd.	11,436	81,945
Iluka Resources, Ltd.	7,804	65,391
Incitec Pivot, Ltd.	136,522	382,530
Newcrest Mining, Ltd.	37,705	381,545
Nufarm, Ltd.	19,666	68,441
Woodside Petroleum, Ltd.	5,378	182,124

		1,358,112

Bermuda (1.38%)
Bunge, Ltd.	11,700	931,437

Brazil (2.27%)
Companhia Siderurgica Nacional SA, Sponsored ADR	28,751	127,942
Gerdau SA, ADR	22,557	140,981
Petroleo Brasileiro SA, ADR	31,364	351,277
Vale SA, ADR	64,192	909,601

		1,529,801

Canada (14.76%)
Agnico-Eagle Mines, Ltd.	8,620	276,591
Agrium, Inc.	12,139	1,118,086
Alamos Gold, Inc.	6,408	61,401
Barrick Gold Corp.	57,852	1,178,670
Cameco Corp.	7,804	188,951
Canadian Natural Resources, Ltd.	8,763	320,669
Detour Gold Corp.*	6,171	53,612
Eldorado Gold Corp.	35,471	235,448
EnCana Corp.	6,526	123,766
First Quantum Minerals, Ltd.	11,479	222,676
Goldcorp, Inc.	40,351	1,084,845
IAMGOLD Corp.	16,727	62,086
Kinross Gold Corp.	56,852	296,762
New Gold, Inc.*	24,510	149,853
Osisko Mining Corp.*	19,544	124,434
Pan American Silver Corp.	6,678	94,203
Potash Corp. of Saskatchewan, Inc.	71,929	2,377,496
Silver Wheaton Corp.	17,651	450,321
Suncor Energy, Inc.	12,678	418,249
Teck Resources, Ltd., Class B	9,106	202,547
TransCanada Corp.	5,970	262,781
Turquoise Hill Resources, Ltd.*	68,746	262,617
Yamana Gold, Inc.	37,378	374,016

		9,940,080

Security Description	Shares	Value

Cayman Islands (0.00%)(a)
Chaoda Modern Agriculture Holdings, Ltd.*	348,000	$448

Chile (0.42%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,105	280,434

China (0.92%)
China BlueChemical, Ltd., Class H	134,000	78,219
China Petroleum & Chemical Corp., Class H	200,137	177,686
China Shenhua Energy Co., Ltd., Class H	30,216	82,154
Jiangxi Copper Co., Ltd., Class H	24,000	41,626
PetroChina Co., Ltd., Class H	174,119	183,530
Zijin Mining Group Co., Ltd., Class H	271,000	59,015

		622,230

France (1.68%)
Total SA	17,421	1,130,893

Germany (1.02%)
K+S AG	14,395	486,701
ThyssenKrupp AG*	7,268	198,233

		684,934

Hong Kong (0.43%)
China Agri-Industries Holdings, Ltd.	170,000	72,946
CNOOC, Ltd.	133,987	219,612

		292,558

Israel (0.69%)
Israel Chemicals, Ltd.	35,989	304,340
The Israel Corp., Ltd.*	308	163,428

		467,768

Italy (0.77%)
Eni SpA	21,416	516,718

Japan (1.38%)
INPEX Corp.	7,000	88,730
JFE Holdings, Inc.	9,900	201,366
Kobe Steel, Ltd.*	49,000	66,925
Nippon Steel & Sumitomo Metal Corp.	156,000	455,262
Sumitomo Metal Mining Co., Ltd.	9,000	117,618

		929,901

Jersey (1.21%)
Glencore International Plc	71,172	392,341
Polymetal International Plc	7,442	78,946
Randgold Resources, Ltd.	4,332	344,352

		815,639

Luxembourg (0.45%)
ArcelorMittal	19,304	305,489

Security Description	Shares	Value

Malaysia (1.19%)
IOI Corp. BHD	239,000	$336,270
Kuala Lumpur Kepong BHD	34,520	252,645
PPB Group BHD	43,900	213,303

		802,218

Mauritius (0.35%)
Golden Agri-Resources, Ltd.	538,000	235,546

Mexico (0.83%)
Grupo Mexico SAB de CV, Series B	73,684	225,596
Industrias Penoles SAB de CV	13,899	335,737

		561,333

Netherlands (2.67%)
CNH Industrial NV*	45,642	498,411
Nutreco Holding NV	5,906	268,895
Schlumberger, Ltd.	11,095	1,031,835

		1,799,141

Norway (0.99%)
Norsk Hydro ASA	22,976	113,693
Yara International ASA	13,562	549,982

		663,675

Peru (0.21%)
Companhia de Minas Buenaventura SA, ADR	10,969	138,209

Poland (0.15%)
KGHM Polska Miedz SA	2,674	103,711

Russia (6.12%)
Gazprom OAO, ADR	99,911	769,315
LUKOIL OAO, Sponsored ADR	6,858	377,190
MMC Norilsk Nickel JSC, ADR	31,174	529,335
NovaTek OAO, Sponsored GDR(b)	2,567	324,982
Phosagro OAO, GDR(b)	32,591	367,952
Rosneft Oil Co., GDR(b)	89,388	603,369
Severstal OAO, GDR(b)	3,452	28,617
Uralkali, GDR(b)	49,261	1,119,210

		4,119,970

Singapore (0.92%)
Olam International, Ltd.	125,000	175,028
Wilmar International, Ltd.	164,000	446,338

		621,366

South Africa (1.37%)
Anglo American Platinum, Ltd.*	1,886	80,479
AngloGold Ashanti, Ltd., Sponsored ADR*	15,838	278,432
Gold Fields, Ltd.	29,131	110,672
Harmony Gold Mining Co., Ltd.*	6,905	22,277
Impala Platinum Holdings, Ltd.	21,134	223,739
Kumba Iron Ore, Ltd.	679	28,098
Sasol, Ltd.	3,564	180,734

		924,431

Security Description	Shares	Value

South Korea (0.64%)
Hyundai Steel Co.	1,062	$67,650
POSCO	1,377	366,340

		433,990

Spain (0.31%)
Repsol YPF SA	8,299	208,540

Switzerland (4.40%)
Syngenta AG	7,807	2,840,523
Transocean, Ltd.	2,845	120,628

		2,961,151

Taiwan (0.44%)
China Steel Corp.	210,638	178,672
Taiwan Fertilizer Co., Ltd.	56,400	120,998

		299,670

United Kingdom (9.72%)
Anglo American Plc	24,127	618,548
Antofagasta Plc	6,820	102,840
BG Group Plc	27,285	497,333
BHP Billiton Plc	40,460	1,306,593
BP Plc	158,635	1,339,889
Lonmin Plc*	18,864	95,208
Rio Tinto Plc	24,215	1,391,841
Royal Dutch Shell Plc, Class A	32,684	1,193,484

		6,545,736

United States (39.76%)
AGCO Corp.	7,510	394,125
Alcoa, Inc.	21,077	247,444
Allegheny Technologies, Inc.	2,189	69,566
American Vanguard Corp.	2,168	48,238
Anadarko Petroleum Corp.	4,224	355,492
Apache Corp.	3,365	266,811
Archer-Daniels-Midland Co.	54,050	2,194,430
Baker Hughes, Inc.	3,747	237,110
Cabot Oil & Gas Corp.	3,402	119,070
Cameron International Corp.*	1,940	124,276
CF Industries Holdings, Inc.	4,794	1,202,815
Chesapeake Energy Corp.	4,979	129,006
Chevron Corp.	16,349	1,885,530
Cliffs Natural Resources, Inc.	3,002	60,130
Coeur Mining, Inc.*	4,514	49,654
ConocoPhillips	10,256	682,024
Continental Resources, Inc.*	324	38,724
Deere & Co.	32,125	2,760,501
Devon Energy Corp.	3,219	207,368
Ensco Plc, Class A	1,950	102,687
EOG Resources, Inc.	2,305	436,613
Exxon Mobil Corp.	37,019	3,563,819
Freeport-McMoRan Copper & Gold, Inc.	20,160	657,619
Halliburton Co.	6,715	382,755
Hecla Mining Co.	15,370	51,951
Hess Corp.	2,433	194,713

Security Description		Shares	Value

United States (continued)
Ingredion, Inc.		6,338	$417,294
Intrepid Potash, Inc.*		4,727	70,007
Kinder Morgan, Inc.		5,582	177,787
Marathon Oil Corp.		5,954	199,459
Monsanto Co.		44,015	4,842,530
The Mosaic Co.		23,301	1,138,487
National Oilwell Varco, Inc.		3,617	278,654
Newmont Mining Corp.		24,565	571,382
Noble Energy, Inc.		2,996	206,005
Nucor Corp.		6,209	311,940
Occidental Petroleum Corp.		6,752	651,703
Pioneer Natural Resources Co.		1,172	235,783
Royal Gold, Inc.		3,042	209,016
Seaboard Corp.*		25	63,376
Southern Copper Corp.		3,040	92,750
Southwestern Energy Co.*		3,021	124,888
Spectra Energy Corp.		5,597	208,656
United States Steel Corp.		2,819	68,276
Valero Energy Corp.		4,519	216,822
The Williams Co., Inc.		5,735	236,856

			26,784,142

TOTAL COMMON STOCKS (Cost $74,672,026)			67,009,271

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.30%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(c)	200,092	200,092

TOTAL SHORT TERM INVESTMENTS (Cost $200,092)			200,092

TOTAL INVESTMENTS (99.77%) (Cost $74,872,118)			67,209,363

NET OTHER ASSETS AND LIABILITIES (0.23%)			156,990

NET ASSETS (100.00%)			$67,366,353

(c)	Less than 0.0005%.

Common Abbreviations:

ADR	-	American Depositary Receipt.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD	-	Berhad (in Malaysia; equivalent to Public Limited Company).
GDR	-	Global Depository Receipt.
JSC	-	Joint Stock Company.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.
Plc	-	Public Limited Company
SA	-	Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV	-	A variable capital company.
SpA	-	Societa Per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

†	Effective March 31, 2014, the Jefferies | TR/J CRB Global Commodity Index Fund changed its name to the Global Commodity Equity ETF.
*	Non-income producing security.
(a)	Less than 0.005% of Net Assets.
(b)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market values of these securities were $2,444,130, representing 3.63% of the Fund’s net assets.

Alerian MLP ETF	SCHEDULE OF INVESTMENTS

February 28, 2014 (Unaudited)

Security Description		Shares	Value

Master Limited Partnerships Shares (108.43%)
Gathering & Processing (33.26%)
Access Midstream Partners LP		4,858,080	$274,238,616
Atlas Pipeline Partners LP		4,005,400	123,125,996
Crestwood Midstream Partners LP		7,995,550	179,020,365
DCP Midstream Partners LP		3,679,514	179,560,283
MarkWest Energy Partners LP		8,012,604	511,604,765
PVR Partners LP		5,506,538	147,795,480
Regency Energy Partners LP		8,357,630	219,387,788
Targa Resources Partners LP		5,196,471	278,998,528
Western Gas Partners LP		3,644,867	230,683,632
Williams Partners LP		7,752,021	384,577,762

			2,528,993,215

Natural Gas Transportation (30.54%)
Boardwalk Pipeline Partners LP		6,417,963	79,005,125
El Paso Pipeline Partners LP		6,953,595	208,955,530
Energy Transfer Partners LP		10,470,429	581,422,922
Enterprise Products Partners LP		12,297,877	825,310,526
ONEOK Partners LP		7,393,093	392,647,169
Spectra Energy Partners LP		2,510,802	119,815,471
TC PipeLines LP		2,470,287	115,164,780

			2,322,321,523

Petroleum Transportation (44.63%)
Buckeye Partners LP		5,696,002	417,118,226
Enbridge Energy Partners LP		11,342,856	312,155,397
Genesis Energy LP		4,112,212	226,171,660
Kinder Morgan Energy Partners LP		9,492,758	705,027,137
Magellan Midstream Partners LP		9,299,123	629,271,653
NuStar Energy LP		3,558,922	177,661,386
Plains All American Pipeline LP		11,255,763	609,724,682
Sunoco Logistics Partners LP		3,832,835	317,128,768

			3,394,258,909

Total Master Limited Partnerships Shares
(Cost $6,401,066,848)			8,245,573,647

	7 Day Yield	Shares	Value

Short Term Investments (0.11%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.000%(a)	8,068,524	8,068,524

Total Short Term Investments
(Cost $8,068,524)			8,068,524

Total Investments (108.54%)
(Cost $6,409,135,372)			8,253,642,171
Net Liabilities Less Other Assets (-8.54%)			(649,529,457)

Net Assets (100.00%)			$7,604,112,714

(a)	Less than 0.0005%.

Common Abbreviations:

LP - Limited Partnerships.

See Notes to Quarterly Schedule of Investments.

Alerian Energy Infrastructure ETF	SCHEDULE OF INVESTMENTS

February 28, 2014 (Unaudited)

Security Description	Shares	Value

Canadian Infrastructure (20.68%)
Energy (14.97%)
AltaGas, Ltd.	3,911	$150,075
Gibson Energy, Inc.	6,024	146,778
Inter Pipeline, Ltd.	6,056	163,801
Pembina Pipeline Corp.	4,293	154,731
Veresen, Inc.	10,874	164,392

		779,777

Utilities (5.71%)
Emera, Inc.	5,161	151,199
Keyera Corp.	2,430	146,573

		297,772

Total Canadian Infrastructure
(Cost $1,045,573)		1,077,549

Canadian Master Limited Partnership Affiliate (10.00%)
Energy (10.00%)
Enbridge, Inc.	6,105	258,028
TransCanada Corp.	5,973	262,913

		520,941

Total Canadian Master Limited Partnership Affiliate
(Cost $526,902)		520,941

Master Limited Partnership (22.98%)
Energy (22.98%)
Boardwalk Pipeline Partners LP	7,322	90,134
Buckeye Partners LP	2,504	183,368
Energy Transfer Partners LP	3,368	187,025
Enterprise Products Partners LP	2,823	189,451
Magellan Midstream Partners LP	2,792	188,935
MarkWest Energy Partners LP	2,604	166,265
Western Gas Partners LP	3,034	192,022

		1,197,200

Total Master Limited Partnership
(Cost $1,309,718)		1,197,200

U.S. Infrastructure (14.96%)
Utilities (14.96%)
Atmos Energy Corp.	2,334	107,597
CenterPoint Energy, Inc.	4,697	111,084
Dominion Resources, Inc.	1,640	113,816
New Jersey Resources Corp.	2,397	107,889
NiSource, Inc.	3,210	111,772
OGE Energy Corp.	3,242	116,712

Security Description		Shares	Value

Utilities (continued)
Questar Corp.		4,654	$110,533

			779,403

Total U.S. Infrastructure
(Cost $775,688)			779,403

U.S. Master Limited Partnership Affiliate (30.71%)
Energy (30.71%)
Kinder Morgan, Inc.		6,378	203,139
ONEOK, Inc.		3,727	220,415
Plains GP Holdings LP, Class A		8,780	245,840
SemGroup Corp., Class A		3,539	238,245
Spectra Energy Corp.		6,175	230,204
Targa Resources Corp.		2,437	235,804
The Williams Cos., Inc.		5,476	226,159

			1,599,806

Total U.S. Master Limited Partnership Affiliate
(Cost $1,545,800)			1,599,806

	7 Day Yield	Shares	Value

Short Term Investments (0.51%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	26,803	26,803

Total Short Term Investments
(Cost $26,803)			26,803

Total Investments (99.84%)
(Cost $5,230,484)			5,201,702
Net Other Assets and Liabilities (0.16%)			8,422

Net Assets (100.00%)			$5,210,124

(a)	Less than 0.0005%.

Common Abbreviations:

LP - Limited Partnerships.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT STRATEGIC INCOME FUND	SCHEDULE OF INVESTMENTS

February 28, 2014 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS (96.90%)
Basic Materials (5.42%)
ArcelorMittal, Sr. Unsec.(a)
5.75%, 08/05/2020	$8,171,000	$8,783,825
Cascades, Inc., Sr. Unsec.
7.75%, 12/15/2017	2,963,000	3,090,779

Total Basic Materials		11,874,604

Communications (17.01%)
Cablevision Systems Corp., Sr. Unsec.
8.63%, 09/15/2017	5,293,000	6,325,135
DISH DBS Corp., Sr. Unsec.
4.25%, 04/01/2018	5,008,000	5,220,840
Frontier Communications Corp., Sr. Unsec.
8.25%, 04/15/2017	6,985,000	8,154,988
Lamar Media Corp., Sr. Sub. Series
5.88%, 02/01/2022	8,347,000	8,889,555
Windstream Corp., Sr. Unsec.
7.88%, 11/01/2017	7,530,000	8,659,500

Total Communications		37,250,018

Consumer, Cyclical (4.20%)
MGM Resorts International, Sr. Unsec.
7.63%, 01/15/2017	8,053,000	9,200,553

Total Consumer, Cyclical		9,200,553

Consumer, Non-cyclical (28.23%)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec.
4.88%, 11/15/2017	8,231,000	8,724,860
Biomet, Inc., Sr. Unsec.
6.50%, 08/01/2020	6,886,000	7,462,703
CHS/Community Health Systems, Inc., First Lien
5.13%, 08/15/2018	7,030,000	7,460,588
DaVita HealthCare Partners, Inc., Sr. Unsec.
6.38%, 11/01/2018	4,985,000	5,249,828
HCA, Inc., First Lien
6.50%, 02/15/2020	7,053,000	7,978,705
Smithfield Foods, Inc., Sr. Unsec.
7.75%, 07/01/2017	7,558,000	8,805,070
Tenet Healthcare Corp., First Lien
6.25%, 11/01/2018	6,496,000	7,218,680

Security Description	Principal Amount	Value

Consumer, Non-cyclical (continued)
Valeant Pharmaceuticals International, Sr. Unsec.(b)
6.75%, 08/15/2018	$4,394,000	$4,866,354
6.38%, 10/15/2020	3,669,000	4,026,728

Total Consumer, Non-cyclical		61,793,516

Energy (11.10%)
Access Midstream Partners LP/ACMP Finance Corp., Sr. Unsec.
6.13%, 07/15/2022	6,985,000	7,613,650
Continental Resources, Inc., Sr. Unsec.
5.00%, 09/15/2022	7,245,000	7,598,194
El Paso LLC, First Lien
7.00%, 06/15/2017	7,999,000	9,084,392

Total Energy		24,296,236

Financial (19.44%)
Aircastle, Ltd., Sr. Unsec.
6.75%, 04/15/2017	8,668,000	9,729,829
Ally Financial, Inc., Sr. Unsec.
5.50%, 02/15/2017	7,947,000	8,721,832
CIT Group, Inc., Sr. Unsec.
4.25%, 08/15/2017	8,053,000	8,475,783
E*Trade Financial Corp., Sr. Unsec.
6.00%, 11/15/2017	7,508,000	7,996,020
General Motors Financial Co., Inc., Sr. Unsec.
4.75%, 08/15/2017	7,030,000	7,638,095

Total Financial		42,561,559

Industrial (3.82%)
Ball Corp., Sr. Unsec.
5.00%, 03/15/2022	8,063,000	8,365,363

Total Industrial		8,365,363

Utilities (7.68%)
AES Corp., Sr. Unsec.
8.00%, 10/15/2017	6,553,000	7,781,688
NRG Energy, Inc., Sr. Unsec.
7.63%, 01/15/2018	7,950,000	9,023,250

Total Utilities		16,804,938

TOTAL CORPORATE BONDS (Cost $208,913,100)		212,146,787

Security Description	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (1.86%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(c)	4,070,591	$4,070,591

TOTAL SHORT TERM INVESTMENTS (Cost $4,070,591)			4,070,591

TOTAL INVESTMENTS (98.76%) (Cost $212,983,691)			$216,217,378

NET OTHER ASSETS AND LIABILITIES (1.24%)			$2,707,288

NET ASSETS (100.00%)			$218,924,666

(a)	Represents a step bond. Rate disclosed is as of February 28, 2014.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of those securities restricted under Rule 144A was $8,893,082, representing 4.06% of the Fund’s net assets.
(c)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

Sr. - Senior.

Sub. - Subordinated.

Unsec. - Unsecured.

See Notes to Quarterly Schedule of Investments.

U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEX FUND	SCHEDULE OF INVESTMENTS

February 28, 2014 (Unaudited)

Security Description	Principal Amount	Value

SHORT TERM INVESTMENTS (102.28%)
U.S. Treasury Bills Discount Notes
0.009%, 03/13/2014(a)	$2,700,000	$2,699,997
0.012%, 03/20/2014(a)	4,900,000	4,899,946
0.017%, 03/27/2014(a)	4,600,000	4,599,885
0.022%, 04/03/2014(a)	2,600,000	2,599,943
0.015%, 04/17/2014(a)(b)	5,500,000	5,499,681
0.016%, 04/24/2014(a)	3,100,000	3,099,792
0.033%, 05/08/2014(a)(b)	5,100,000	5,099,495
0.036%, 05/22/2014(a)	15,100,000	15,098,868
0.036%, 05/29/2014(a)	11,000,000	10,998,768

TOTAL SHORT TERM INVESTMENTS (Cost $54,596,328)		54,596,375

TOTAL INVESTMENTS (102.28%) (Cost $54,596,328)		$54,596,375

NET LIABILITIES LESS OTHER ASSETS (-2.28%)		(1,217,816)

NET ASSETS (100.00%)		$53,378,559

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	All or portion of this security is being held as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN PUT OPTIONS
3D Systems Corp.	04/19/2014	$65.00	(410)	$(84,050)
Best Buy Co. Inc	04/19/2014	21.00	(1,269)	(15,228)
Cobalt International Energy, Inc.	04/19/2014	15.00	(1,776)	(13,320)
Endo Health Solutions, Inc.	04/19/2014	65.00	(410)	(59,450)
First Solar, Inc.	04/19/2014	50.00	(533)	(80,750)
Groupon, Inc.	04/19/2014	$7.00	(3,807)	$(74,236)
Gulfport Energy Corp.	04/19/2014	55.00	(484)	(36,300)
Herbalife Ltd.	04/19/2014	57.50	(463)	(112,740)
Incyte Corp. Ltd.	04/19/2014	57.50	(463)	(114,593)
Iron Mountain, Inc.	04/19/2014	25.00	(1,066)	(119,925)
Medivation, Inc.	04/19/2014	75.00	(355)	(221,875)
Palo Alto Networks, Inc.	04/19/2014	65.00	(410)	(145,550)
Pandora Media, Inc.	04/19/2014	32.00	(832)	(80,704)
SolarCity Corp.	04/19/2014	67.50	(394)	(70,920)
Splunk, Inc.	04/19/2014	75.00	(355)	(32,838)
Stratasys Ltd.	04/19/2014	105.00	(253)	(44,907)
Tesla Motors, Inc.	04/19/2014	185.00	(144)	(38,304)
T-Mobile US, Inc.	04/19/2014	27.00	(987)	(78,960)
Ulta Salon Cosmetics & Fragrance, Inc.	04/19/2014	75.00	(355)	(41,713)
Workday, Inc.	04/19/2014	85.00	(313)	(14,085)
TOTAL WRITTEN PUT OPTIONS

(Premiums received $1,569,630)				$(1,480,448)

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCK (99.29%)
CONSUMER DISCRETIONARY (10.24%)
Cablevision Systems Corp., Class A	627,297	$11,040,427
Darden Restaurants, Inc.	198,008	10,110,289
Garmin, Ltd.	219,540	11,780,516
Leggett & Platt, Inc.	350,756	11,241,730
McDonald’s Corp.	108,237	10,298,751

Total Consumer Discretionary		54,471,713

CONSUMER STAPLES (9.60%)
Altria Group, Inc.	275,577	9,992,422
Kraft Foods Group, Inc.	194,372	10,742,940
Lorillard, Inc.	203,933	10,004,953
Philip Morris International, Inc.	119,980	9,707,582
Reynolds American, Inc.	208,867	10,616,710

Total Consumer Staples		51,064,607

ENERGY (9.80%)
ConocoPhillips	147,294	9,795,051
Diamond Offshore Drilling, Inc.	182,002	8,608,695
Kinder Morgan, Inc.	311,437	9,919,268
Spectra Energy Corp.	307,812	11,475,231
The Williams Cos., Inc.	298,540	12,329,702

Total Energy		52,127,947

FINANCIALS (9.63%)
BB&T Corp.	289,312	10,935,994
Cincinnati Financial Corp.	199,627	9,358,514
Invesco, Ltd.	295,687	10,142,064
People’s United Financial, Inc.	702,738	9,957,797
Wells Fargo & Co.	233,821	10,853,971

Total Financials		51,248,340

HEALTH CARE (10.50%)
AbbVie, Inc.	195,256	9,940,483
Baxter International, Inc.	154,260	10,721,070
Eli Lilly & Co.	206,977	12,337,899
Merck & Co., Inc.	211,367	12,045,805
Pfizer, Inc.	338,037	10,854,368

Total Health Care		55,899,625

INDUSTRIALS (9.86%)
General Electric Co.	380,946	9,702,695
Iron Mountain, Inc.	346,675	9,429,560
Lockheed Martin Corp.	73,545	11,936,353
Pitney Bowes, Inc.	459,755	11,700,765
Waste Management, Inc.	234,359	9,725,898

Total Industrials		52,495,271

INFORMATION TECHNOLOGY (9.94%)
CA, Inc.	316,148	10,590,958

Security Description	Shares	Value

INFORMATION TECHNOLOGY (continued)
Intel Corp.	420,911	$10,421,756
Microchip Technology, Inc.	246,199	11,214,365
Paychex, Inc.	239,844	10,015,885
Seagate Technology Plc	204,458	10,670,663

Total Information Technology		52,913,627

MATERIALS (9.99%)
EI du Pont de Nemours & Co.	169,687	11,304,548
Freeport-McMoRan Copper & Gold, Inc.	297,768	9,713,192
Newmont Mining Corp.	439,195
10,215,676
Nucor Corp.	198,149	9,955,006
The Dow Chemical Co.	246,217	11,993,230

Total Materials		53,181,652

TELECOMMUNICATION SERVICES (9.73%)
AT&T, Inc.	302,068	9,645,031
CenturyLink, Inc.	332,707	10,400,421
Frontier Communications Corp.	2,302,839	11,237,855
Verizon Communications, Inc.	213,745	10,169,987
Windstream Holdings, Inc.	1,284,513	10,301,794

Total Telecommunication Services		51,755,088

UTILITIES (10.00%)
Entergy Corp.	167,099	10,664,258
Exelon Corp.	369,075	11,223,571
FirstEnergy Corp.	322,395	9,923,318
Pepco Holdings, Inc.	550,264	11,219,883
TECO Energy, Inc.	608,246	10,206,368

Total Utilities		53,237,398

TOTAL COMMON STOCK (Cost $501,889,023)		528,395,268

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.36%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	1,896,539	1,896,539

TOTAL SHORT TERM INVESTMENTS (Cost $1,896,539)			1,896,539

TOTAL INVESTMENTS (99.65%) (Cost $503,785,562)			$530,291,807

NET OTHER ASSETS AND LIABILITIES (0.35%)			1,894,903

NET ASSETS (100.00%)			$532,186,710

(a)	Less than 0.0005%.

Common Abbreviations:

Ltd.- Limited.

Plc- Public Limited Company.

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCK (99.65%)
AUSTRALIA (11.91%)
National Australia Bank, Ltd.	63,862	$1,979,731
Orica, Ltd.	94,693	2,039,807
Telstra Corp., Ltd.	428,691	1,931,833
Wesfarmers, Ltd.	51,627	1,978,673
Westpac Banking Corp.	68,565	2,047,821
Woolworths, Ltd.	65,103	2,095,468

		12,073,333

BELGIUM (2.07%)
Belgacom SA	69,440	2,094,759

BERMUDA (1.74%)
Seadrill, Ltd.	47,731	1,760,687

FINLAND (10.28%)
Fortum OYJ	83,478	1,977,256
Metso OYJ	65,450	2,119,392
Nokian Renkaat OYJ	40,909	1,835,168
Stora Enso OYJ, Class R	201,639	2,297,551
UPM-Kymmene OYJ	120,794	2,194,193

		10,423,560

FRANCE (6.26%)
GDF Suez	84,670	2,172,615
Sanofi	19,274	2,004,072
Total SA	33,404	2,168,438

		6,345,125

GERMANY (2.00%)
E.ON SE	106,026	2,022,526

GREAT BRITAIN (14.30%)
AstraZeneca Plc	33,246	2,273,629
BAE Systems Plc	269,760	1,856,130
GlaxoSmithKline Plc	74,554	2,086,758
Imperial Tobacco Group Plc	52,359	2,136,691
Royal Dutch Shell Plc, Class A	57,049	2,083,193
SSE Plc	88,008	2,067,638
Tesco Plc	361,143	1,990,828

		14,494,867

GREECE (2.22%)
OPAP SA	143,178	2,252,967

Security Description	Shares	Value

ISRAEL (3.68%)
Bezeq The Israeli Telecommunication Corp., Ltd.	1,095,551	$1,776,586
Israel Chemicals, Ltd.	230,877	1,952,406

		3,728,992

ITALY (4.05%)
Eni SpA	85,220	2,056,158
Terna Rete Elettrica Nazionale SpA	401,755	2,051,808

		4,107,966

JAPAN (14.85%)
Asahi Glass Co., Ltd.	299,000	1,642,341
Canon, Inc.	60,172	1,869,547
Eisai Co., Ltd.	49,268	1,921,921
Hoya Corp.	68,891	2,041,616
Japan Airlines Co., Ltd.	39,000	1,939,078
Nippon Electric Glass Co., Ltd.	369,820	1,675,219
Ricoh Co., Ltd.	168,500	2,114,321
Takeda Pharmaceutical Co., Ltd.	38,746	1,854,874

		15,058,917

NEW ZEALAND (6.11%)
Sky Network Television, Ltd.	394,830	2,025,873
SKYCITY Entertainment Group, Ltd.	631,098	2,079,409
Telecom Corp. of New Zealand, Ltd.	997,714	2,091,205

		6,196,487

NORWAY (6.00%)
Orkla ASA	256,382	2,024,743
Statoil ASA	84,201	2,222,166
Yara International ASA	45,167	1,831,664

		6,078,573

PORTUGAL (1.90%)
Portugal Telecom SGPS SA	430,108	1,930,048

SINGAPORE (1.93%)
Singapore Press Holdings, Ltd.	598,498	1,959,347

SPAIN (2.06%)
Banco Santander SA	229,978	2,084,303

SWEDEN (6.18%)
Sandvik AB	144,851	2,020,840
Swedbank AB	75,956	2,144,228
Telefonaktiebolaget LM Ericsson, Class B	162,347	2,104,144

		6,269,212

Security Description		Shares	Value

SWITZERLAND (2.11%)
Zurich Insurance Group AG		6,976	$2,137,615

TOTAL COMMON STOCK
(Cost $96,339,429)			101,019,284

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.08%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	85,719	85,719

TOTAL SHORT TERM INVESTMENTS
(Cost $85,719)			85,719

TOTAL INVESTMENTS (99.73%)
(Cost $96,425,148)			$101,105,003

NET OTHER ASSETS AND LIABILITIES (0.27%)			268,850

NET ASSETS (100.00%)			$101,373,853

(a)	Less than 0.0005%.

Common Abbreviations:

AB	-	Aktiebolag is the Swedish term for corporation.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd.	-	Limited.
OYJ	-	Osakeyhtio is the Finnish term for public limited company.
Plc	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SE	-	SE Regulation is a European Company which can operate on a Europe-wide basis and be governed by Community law directly appliciable in all Member States.
SpA	-	Societa per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

ALPS/GOLDMAN SACHS MOMENTUM BUILDER® GROWTH MARKETS EQUITIES AND U.S. TREASURIES INDEX ETF	SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Security Description		Shares	Value

EXCHANGE TRADED FUNDS (100.03%)
Debt Funds (48.44%)
iShares® Barclays 20+ Year Treasury Bond ETF		8,418	$913,942

Total Debt Funds			913,942

Equity Funds (51.59%)
iShares® China Large-Cap ETF		10,923	386,565
iShares® MSCI South Korea Capped ETF		9,608	586,857

Total Equity Funds			973,422

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,930,410)			1,887,364

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.02%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	388	388

TOTAL SHORT TERM INVESTMENTS
(Cost $388)			388

TOTAL INVESTMENTS (100.05%)
(Cost $1,930,798)			$1,887,752

NET LIABILITIES LESS OTHER ASSETS (-0.05%)			(970)

NET ASSETS (100.00%)			$1,886,782

(a)	Less than 0.0005%.

Common Abbreviations:

ETF - Exchange Traded Fund.

MSCI - Morgan Stanley Capital International.

See Notes to Quarterly Schedule of Investments.

ALPS/GOLDMAN SACHS MOMENTUM BUILDER® MULTI-ASSET INDEX ETF	SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Security Description		Shares	Value

EXCHANGE TRADED FUNDS (100.03%)
Debt Funds (37.46%)
iShares® Barclays 20+ Year Treasury Bond ETF		2,044	$221,917
iShares® iBoxx $ High Yield Corporate Bond ETF		8,236	781,844

Total Debt Funds			1,003,761

Equity Funds (62.57%)
iShares® MSCI EAFE Index Fund		11,779	794,493
iShares® Russell 1000® Index Fund		6,066	634,685
iShares® Russell 2000® Index Fund		2,104	247,262

Total Equity Funds			1,676,440

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,519,570)			2,680,201

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.02%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	482	482

TOTAL SHORT TERM INVESTMENTS
(Cost $482)			482

TOTAL INVESTMENTS (100.05%)
(Cost $2,520,052)			$2,680,683

NET LIABILITIES LESS OTHER ASSETS (-0.05%)			(1,366)

NET ASSETS (100.00%)			$2,679,317

(a)	Less than 0.0005%.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

MSCI - Morgan Stanley Capital International.

See Notes to Quarterly Schedule of Investments.

ALPS/GOLDMAN SACHS MOMENTUM BUILDER® ASIA EX-JAPAN EQUITIES AND U.S. TREASURIES INDEX ETF	SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Security Description			Shares	Value

EXCHANGE TRADED FUNDS (100.03%)
Debt Funds (48.44%)
iShares® Barclays 20+ Year Treasury Bond ETF			8,986	$975,610

Total Debt Funds				975,610

Equity Funds (51.59%)
iShares® China Large-Cap ETF			11,660	412,647
iShares® MSCI South Korea Capped ETF			10,256	626,436

Total Equity Funds				1,039,083

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,073,765)				2,014,693

	7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.02%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(a)	322	322

TOTAL SHORT TERM INVESTMENTS
(Cost $322)				322

TOTAL INVESTMENTS (100.05%)
(Cost $2,074,087)				$2,015,015

NET LIABILITIES LESS OTHER ASSETS (-0.05%)				(1,034)

NET ASSETS (100.00%)				$2,013,981

(a)	Less than 0.0005%.

Common Abbreviations:

ETF - Exchange Traded Fund.

MSCI - Morgan Stanley Capital International.

See Notes to Quarterly Schedule of Investments.

ALPS/GOLDMAN SACHS RISK-ADJUSTED RETURN U.S. LARGE CAP INDEX ETF	SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.76%)
Basic Materials (11.92%)
Crown Holdings, Inc.(a)	1,416	$63,748
Eastman Chemical Co.	828	72,392
Rock-Tenn Co., Class A	670	74,786
Royal Gold, Inc.	1,459	100,248
Southern Copper Corp.	2,549	77,770

Total Basic Materials		388,944

Consumer Discretionary (9.79%)
General Motors Co.	1,617	58,535
H&R Block, Inc.	2,238	70,811
Madison Square Garden Co., Class A(a)	1,132	64,535
Sirius XM Holdings, Inc.(a)	16,817	60,709
Thor Industries, Inc.	1,161	65,028

Total Consumer Discretionary		319,618

Consumer Staples (12.29%)
Bunge, Ltd.	787	62,653
Coca-Cola Co.	1,581	60,394
ConAgra Foods, Inc.	1,923	54,613
Green Mountain Coffee Roasters, Inc.	930	102,096
PepsiCo, Inc.	759	60,773
Philip Morris International, Inc.	748	60,521

Total Consumer Staples		401,050

Energy (9.86%)
Anadarko Petroleum Corp.	716	60,259
Cobalt International Energy, Inc.(a)	3,426	66,053
Denbury Resources, Inc.	3,777	61,792
FMC Technologies, Inc.(a)	1,318	66,216
Schlumberger, Ltd.	725	67,425

Total Energy		321,745

Financial (10.91%)
American Campus Communities, Inc.	1,977	73,030
Apartment Investment & Management Co., Class A	2,533	75,711
Camden Property Trust	1,094	72,970
CBL & Associates Properties, Inc.	3,573	63,564
Home Properties, Inc.	1,200	70,728

Total Financial		356,003

Health Care (12.33%)
Brookdale Senior Living, Inc.(a)	2,189	73,418
Catamaran Corp.(a)	1,412	63,653
Community Health Systems, Inc.(a)	1,527	63,386
Sirona Dental Systems, Inc.(a)	925	65,176
Vertex Pharmaceuticals, Inc.(a)	913	73,825
Zoetis, Inc.	2,032	63,033

Total Health Care		402,491

Security Description		Shares	Value

Industrial (9.20%)
ADT Corp.		1,569	$48,184
Clean Harbors, Inc.(a)		1,213	57,326
KBR, Inc.		1,879	51,898
Quanta Services, Inc.(a)		2,154	75,842
Robert Half International, Inc.		1,639	67,101

Total Industrial			300,351

Technology (12.98%)
Cadence Design Systems, Inc.(a)		4,772	73,155
eBay, Inc.(a)		1,231	72,346
EMC Corp.		2,689	70,909
Equinix, Inc.(a)		396	75,223
Nuance Communications, Inc.(a)		4,632	70,823
Rackspace Hosting, Inc.(a)		1,676	61,627

Total Technology			424,083

Utilities (10.48%)
American Water Works Co., Inc		1,516	67,977
Calpine Corp.(a)		3,336	63,551
Edison International		1,383	72,428
NRG Energy, Inc.		2,358	68,547
PG&E Corp.		1,576	69,439

Total Utilities			341,942

TOTAL COMMON STOCKS
(Cost $3,083,472)			3,256,227

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.19%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(b)	6,244	6,244

TOTAL SHORT TERM INVESTMENTS
(Cost $6,244)			6,244

TOTAL INVESTMENTS (99.95%)
(Cost $3,089,716)			$3,262,471

NET OTHER ASSETS AND LIABILITIES (0.05%)			1,727

NET ASSETS (100.00%)			$3,264,198

(a)	Non-income producing security.
(b)	Less than 0.0005%.

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

VELOCITYSHARES EMERGING MARKETS DR ETF	SCHEDULE OF INVESTMENTS

February 28, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (92.26%)
Argentina (0.61%)
Alto Palermo SA, ADR	2	$35
Banco Macro SA, ADR(a)	55	1,287
BBVA Banco Frances SA, ADR(a)	67	469
Cresud SACIF y A, Sponsored ADR	49	461
Empresa Distribuidora Y Comercializadora Norte, ADR(a)	14	89
Grupo Clarin SA, Class B GDR(a)(b)	50	291
Grupo Financiero Galicia SA, ADR	130	1,322
IRSA Inversiones y Representaciones SA, Sponsored ADR	34	378
Pampa Energia SA, Sponsored ADR(a)	82	400
Petrobras Argentina SA, ADR(a)	104	516
Telecom Argentina SA, Sponsored ADR	63	1,067
Transportadora de Gas del Sur SA, Sponsored ADR	54	110
YPF SA, Sponsored ADR	302	8,127

		14,552

Brazil (10.73%)
AMBEV SA, ADR	7,130	51,336
Banco Bradesco SA, ADR	865	10,794
Banco Bradesco SA, ADR	3,304	38,822
Banco Santander Brasil SA, ADR	822	4,077
Braskem SA, Sponsored ADR(a)	116	1,612
BRF - Brasil Foods SA, ADR	1,023	18,680
Centrais Eletricas Brasileiras SA, Sponsored ADR	426	929
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	534	4,950
Cia Energetica de Minas Gerais, Class C, Sponsored ADR	104	603
Cia Energetica de Minas Gerais, Sponsored ADR	1,138	6,589
Cia Siderurgica Nacional SA, Sponsored ADR	1,187	5,282
CPFL Energia SA, ADR	173	2,488
Embraer SA, ADR	258	9,262
Fibria Celulose SA, Sponsored ADR(a)	349	3,752
Gafisa SA, ADR	340	983
Gerdau SA, Sponsored ADR	1,400	8,750
Gol Linhas Aereas Inteligentes SA, ADR(a)	166	809
Oi SA, ADR	1,313	1,996
Oi SA, Class C, ADR	425	718
Petroleo Brasileiro SA, ADR	2,337	26,174
Telefonica Brasil SA, ADR	455	8,486
Tim Participacoes SA, ADR	249	6,160

Security Description	Shares	Value

Brazil (continued)
Ultrapar Participacoes SA, Sponsored ADR	647	$14,428
Vale SA, Sponsored ADR	2,043	28,949

		256,629

Chile (2.16%)
Banco de Chile, ADR	62	4,716
Banco Santander Chile, ADR	244	5,266
Cencosud SA, ADR	556	5,048
Cia Cervecerias Unidas SA, ADR	101	2,269
Corpbanca SA, ADR	183	3,234
Embotelladora Andina SA, Class A, ADR	51	931
Embotelladora Andina SA, Class B, ADR	50	1,153
Empresa Nacional de Electricidad SA, Sponsored ADR	171	6,987
Enersis SA, Sponsored ADR	606	8,623
Latam Airlines Group SA, Sponsored ADR	517	7,962
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	142	4,374
Vina Concha y Toro SA, Sponsored ADR	30	1,195

		51,758

China (17.86%)
21Vianet Group, Inc., ADR(a)	78	2,027
500.com Ltd., ADR(a)	10	443
51job, Inc., ADR(a)	14	1,054
58.com, Inc., ADR(a)	15	709
Acorn International, Inc., ADR(a)	9	16
Actions Semiconductor Co. Ltd., ADR(a)	106	263
Agria Corp., ADR(a)	43	68
AirMedia Group, Inc., ADR(a)	67	172
Aluminum Corp. of China Ltd., ADR(a)	246	2,197
ATA, Inc., ADR(a)	10	41
AutoNavi Holdings Ltd., ADR(a)	43	895
Baidu, Inc., Sponsored ADR(a)	431	73,671
Bitauto Holdings Ltd., ADR(a)	28	1,120
Bona Film Group Ltd., Sponsored ADR(a)	12	82
Camelot Information Systems, Inc., ADR(a)	62	126
Changyou.com Ltd., ADR(a)	17	497
Charm Communications, Inc., ADR	10	40
China Digital TV Holding Co. Ltd., ADR(a)	82	245
China Distance Education Holdings Ltd., ADR	14	340
China Eastern Airlines Corp. Ltd., ADR(a)	50	901
China Finance Online Co. Ltd., ADR(a)	19	127

Security Description	Shares	Value

China (continued)
China Hydroelectric Corp., ADR(a)	38	130
China Life Insurance Co. Ltd., ADR	786	$34,105
China Lodging Group Ltd., Sponsored ADR(a)	28	788
China Ming Yang Wind Power Group Ltd., ADR(a)	101	409
China Mobile Ltd., Sponsored ADR	1,650	78,458
China Nepstar Chain Drugstore Ltd., ADR	40	103
China New Borun Corp., ADR(a)	12	32
China Petroleum & Chemical Corp., ADR	399	35,284
China Southern Airlines Co. Ltd., Sponsored ADR	55	954
China Sunergy Co. Ltd., ADR(a)	8	46
China Techfaith Wireless Communication Technology Ltd., ADR(a)	57	145
China Telecom Corp. Ltd., ADR	216	9,342
China Unicom Hong Kong Ltd., ADR	710	9,351
China Xiniya Fashion Ltd., Sponsored ADR(a)	34	40
China Zenix Auto International Ltd., ADR(a)	23	59
ChinaCache International Holdings Ltd., Sponsored ADR(a)	22	464
ChinaEdu Corp., ADR(a)	24	164
CNinsure, Inc., ADR(a)	44	264
CNOOC Ltd., ADR	254	41,511
Concord Medical Services Holdings Ltd., Sponsored ADR	37	328
Country Style Cooking Restaurant Chain Co. Ltd., Sponsored ADR(a)	11	121
Ctrip.com International Ltd., ADR(a)	200	10,802
Daqo New Energy Corp., ADR(a)	6	274
E-Commerce China Dangdang, Inc., Sponsored ADR(a)	87	1,223
E-House China Holdings Ltd., ADR	111	1,390
eLong, Inc., Sponsored ADR(a)	4	68
Giant Interactive Group, Inc., ADR	156	1,775
Guangshen Railway Co. Ltd., Sponsored ADR	44	984
Hanwha SolarOne Co. Ltd., Sponsored ADR(a)	67	204
Home Inns & Hotels Management, Inc., ADR(a)	34	1,274
Huaneng Power International, Inc., Sponsored ADR	124	4,398
IFM Investments Ltd., ADR(a)	9	16
iSoftStone Holdings Ltd., ADR(a)	69	351
JA Solar Holdings Co. Ltd., ADR(a)	44	451
Jiayuan.com International Ltd., ADR	21	155
JinkoSolar Holding Co. Ltd., ADR(a)	18	589
Kingtone Wirelessinfo Solution Holding Ltd., ADR(a)	1	7

Security Description	Shares	Value

China (continued)
Kingtone Wirelessinfo Solution Holding Ltd., ADR(a)	1	7
KongZhong Corp., ADR(a)	40	416
Ku6 Media Co. Ltd., Sponsored ADR(a)	21	$72
LDK Solar Co. Ltd., ADR(a)	103	104
Le Gaga Holdings Ltd., ADR(a)	34	105
Lentuo International, Inc., Sponsored ADR(a)	18	78
LightInTheBox Holding Co. Ltd., ADR(a)	15	127
Mecox Lane Ltd., ADR(a)	7	29
Mindray Medical International Ltd., ADR	134	4,682
NetEase, Inc., ADR	114	7,885
New Oriental Education & Technology Group, Sponsored ADR	206	5,735
Ninetowns Internet Technology Group Co. Ltd., ADR(a)	35	61
Noah Education Holdings Ltd., ADR(a)	22	59
Noah Holdings Ltd., Sponsored ADR	27	456
NQ Mobile, Inc., ADR(a)	58	1,126
O2Micro International Ltd., ADR(a)	46	173
Ossen Innovation Co. Ltd., Sponsored ADR(a)	13	15
Pactera Technology International Ltd., ADR(a)	125	900
Perfect World Co. Ltd., Sponsored ADR	62	1,402
PetroChina Co. Ltd., ADR	331	34,954
Phoenix New Media Ltd., ADR(a)	52	561
Qihoo 360 Technology Co. Ltd., ADR(a)	120	13,154
Qunar Cayman Islands Ltd.,	15	457
RDA Microelectronics, Inc., Sponsored ADR	28	506
ReneSola Ltd., ADR(a)	99	377
Renren, Inc., ADR(a)	211	762
Semiconductor Manufacturing International Corp., ADR(a)	732	3,111
Shanda Games Ltd., Sponsored ADR(a)	119	788
Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	55	1,640
Sky-mobi Ltd., Sponsored ADR(a)	15	108
SouFun Holdings Ltd., ADR	26	2,048
Sungy Mobile Ltd., ADR(a)	15	413
TAL Education Group, ADR(a)	53	1,257
Taomee Holdings Ltd., Sponsored ADR(a)	16	99
The9 Ltd., ADR(a)	29	81
Trina Solar Ltd., Sponsored ADR(a)	120	1,924
Vimicro International Corp., ADR(a)	30	89
Vipshop Holdings Ltd., ADR(a)	28	3,677
VisionChina Media, Inc., ADR(a)	5	122
WSP Holdings Ltd., ADR(a)	5	11
WuXi PharmaTech Cayman, Inc., ADR(a)	110	4,231
Xinyuan Real Estate Co. Ltd., ADR	51	233

Security Description	Shares	Value

China (continued)
Xueda Education Group, Sponsored ADR(a)	45	266
Yanzhou Coal Mining Co. Ltd., Sponsored ADR	307	$2,161
Yingli Green Energy Holding Co. Ltd., ADR(a)	166	1,026
Youku Tudou, Inc., ADR(a)	199	6,605
YY, Inc., ADR(a)	22	1,656
Zuoan Fashion Ltd., Sponsored ADR(a)	14	26

		426,861

Colombia (0.86%)
Avianca Holdings SA, Sponsored ADR(a)	20	328
Bancolombia SA, Sponsored ADR	133	6,717
Ecopetrol SA, Sponsored ADR	391	13,423

		20,468

Egypt (0.43%)
Commercial International Bank Egypt SAE, GDR(b)	1,401	6,786
Global Telecom Holding, GDR(a)(b)	822	2,634
Orascom Telecom Media And Technology Holding SAE, GDR(b)	788	746

		10,166

India (7.80%)
Axis Bank Ltd., GDR(b)	359	7,363
Dr. Reddy’s Laboratories Ltd., ADR	130	5,967
GAIL India Ltd., GDR(b)	79	2,844
HDFC Bank Ltd., ADR	618	20,759
ICICI Bank Ltd., Sponsored ADR	441	15,735
Infosys Ltd., Sponsored ADR	763	47,054
Larsen & Toubro Ltd., GDR(b)	345	6,155
Mahindra & Mahindra Ltd., Sponsored GDR(b)	472	7,363
Ranbaxy Laboratories Ltd., Sponsored GDR(a)(b)	198	1,138
Rediff.Com India Ltd., ADR(a)	23	48
Reliance Industries Ltd., Sponsored GDR(c)	1,244	32,120
Reliance Infrastructure Ltd., GDR(b)	140	2,474
Sesa Sterlite Ltd., ADR	489	5,487
Sify Technologies Ltd., Sponsored ADR(a)	38	75
State Bank of India, GDR(b)	105	5,255
Tata Motors Ltd., Sponsored ADR	294	10,255
Tata Steel Ltd., GDR(b)	366	1,984
Wipro Ltd., ADR	930	12,834
WNS Holdings Ltd., ADR(a)	80	1,591

		186,501

Indonesia (0.58%)
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	351	13,770

Security Description	Shares	Value

Kazakhstan (0.32%)
Halyk Savings Bank of Kazakhstan JSC, GDR(b)	140	$1,316
Kazkommertsbank JSC, GDR(a)(b)	220	423
KazMunaiGas Exploration Production JSC, GDR(b)	258	3,728
KCell JSC, GDR(b)	80	1,184
Nostrum Oil & Gas LP, GDR(b)	95	1,021

		7,672

Lebanon (0.13%)
BLOM Bank SAL, GDR(b)	108	977
Solidere, GDR(a)(b)	166	2,158

		3,135

Mexico (6.85%)
America Movil SAB de CV, Series A, ADR	60	1,159
America Movil SAB de CV, Series L, ADR	3,570	69,151
Cemex SAB de CV, Sponsored ADR(a)	1,771	23,165
Coca-Cola Femsa SAB de CV, Sponsored ADR	61	5,915
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	65	603
Desarrolladora Homex SAB de CV, ADR(a)	57	86
Empresas ICA SAB de CV, Sponsored ADR(a)	224	1,467
Fomento Economico Mexicano SAB de CV, Sponsored ADR	293	25,087
Gruma SAB de CV, Sponsored ADR(a)	86	2,718
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	29	714
Grupo Aeroportuario del Pacifico SAB de CV, ADR	48	2,573
Grupo Aeroportuario del Sureste SAB de CV, ADR	32	3,558
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR	541	5,973
Grupo Simec SAB de CV, Sponsored ADR(a)	50	610
Grupo Televisa SAB, Sponsored ADR	611	17,970
Industrias Bachoco SAB de CV, Sponsored ADR	12	503
Ternium SA, Sponsored ADR	83	2,458

		163,710

Nigeria (0.29%)
Guaranty Trust Bank PLC, GDR(b)	913	6,848

Peru (0.30%)
Cementos Pacasmayo SAA, ADR	72	680
Cia de Minas Buenaventura SA, ADR	289	3,641

Security Description	Shares	Value

Peru (continued)
Grana y Montero SA, Sponsored ADR(a)	150	$2,846

		7,167

Phillipines (0.34%)
Philippine Long Distance Telephone Co., Sponsored ADR	136	8,187

Romania (0.04%)
Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR(a)(b)	100	1,010

Russia (14.24%)
Acron JSC, Sponsored GDR(b)	100	310
AFI Development PLC, GDR(a)(b)	295	236
Chelyabinsk Zinc Plant, GDR(a)(b)	25	97
Cherkizovo Group OJSC, GDR(a)(b)	51	589
Etalon Group Ltd., GDR(a)(b)	186	902
Eurasia Drilling Co. Ltd., GDR(b)	74	2,201
Federal Hydrogenerating Co. (RusHydro), JSC, ADR	2,000	3,020
Gazprom Neft OAO, Sponsored ADR	59	1,174
Gazprom OAO, Sponsored ADR	9,293	71,556
Global Ports Investments PLC, GDR(b)	94	1,277
Globaltrans Investment PLC, Sponsored GDR(b)	159	2,065
Hydraulic Machines and Systems Group PLC, GDR(b)	52	122
Integra Group Holdings, GDR(a)(b)	25	378
LSR Group, GDR(b)	262	891
Lukoil OAO, Sponsored ADR	813	44,715
Magnit OJSC, Sponsored GDR(b)	451	25,256
Magnitogorsk Iron & Steel Works, Sponsored GDR(a)(b)	191	436
Mail.ru Group Ltd., GDR(b)	149	6,318
MD Medical Group Investments PLC, GDR(b)	40	400
Mechel, Sponsored ADR(a)	215	409
MegaFon OAO, GDR(b)	145	4,205
MMC Norilsk Nickel OJSC, ADR	888	15,078
Mobile Telesystems OJSC, Sponsored ADR	793	13,655
NOMOS-BANK, GDR(a)(b)	65	851
Nord Gold NV, GDR(b)	66	129
NovaTek OAO, Sponsored GDR(b)	125	15,825
Novolipetsk Steel OJSC, GDR(b)	133	1,789
Novorossiysk Commercial Sea Port PJSC, GDR(b)	88	512
O’Key Group SA, GDR(b)	58	580
Pharmstandard OJSC, GDR(a)(b)	65	397
Phosagro OAO, GDR(b)	127	1,434
PIK Group, GDR(a)(b)	449	974
QIWI PLC, Sponsored ADR	35	1,632
Ros Agro PLC, GDR(a)(b)	46	287
Rosneft OAO, GDR(b)	1,659	11,198

Security Description	Shares	Value

Russia (continued)
Rostelecom OJSC, Sponsored ADR	281	$4,634
Sberbank of Russia, Sponsored ADR	4,237	43,683
Severstal OAO, GDR(b)	275	2,280
Sistema JSFC, Sponsored GDR(b)	273	6,757
Surgutneftegas OAO, Sponsored ADR	1,509	11,483
Tatneft OAO, Sponsored ADR	385	13,898
TCS Group Holding PLC, GDR(a)(b)	100	1,123
TMK OAO, GDR(b)	84	863
Uralkali OJSC, Sponsored GDR(b)	435	9,883
VimpelCom Ltd., Sponsored ADR	306	3,109
VTB Bank OJSC, GDR(b)	3,970	9,127
X5 Retail Group NV, GDR(a)(b)	155	2,751

		340,489

South Africa (2.55%)
AngloGold Ashanti Ltd., Sponsored ADR(a)	633	11,128
DRDGOLD Ltd., Sponsored ADR	61	229
Gold Fields Ltd., Sponsored ADR	1,143	4,218
Harmony Gold Mining Co. Ltd., Sponsored ADR	574	1,860
MiX Telematics Ltd., Sponsored ADR(a)	25	305
Sasol Ltd., Sponsored ADR	802	40,942
Sibanye Gold Ltd., Sponsored ADR	285	2,283

		60,965

South Korea (16.11%)
Gravity Co. Ltd., Sponsored ADR(a)	18	22
Hyundai Motor Co., GDR(a)(b)	80	5,088
KB Financial Group, Inc., ADR(a)	605	22,324
Korea Electric Power Corp., Sponsored ADR(a)	813	14,073
KT Corp., Sponsored ADR(a)	401	5,646
LG Display Co. Ltd., ADR(a)	695	7,881
LG Electronics, Inc., GDR(a)(b)(c)	56	661
Lotte Shopping Co. Ltd., GDR(a)(b)(c)	433	6,863
POSCO, ADR	487	32,415
Samsung Electronics Co. Ltd., GDR(b)	381	240,030
Shinhan Financial Group Co. Ltd., ADR(a)	751	31,219
SK Telecom Co. Ltd., ADR	557	12,466
Woori Finance Holdings Co. Ltd., ADR(a)	182	6,370

		385,058

Taiwan (9.28%)
Acer, Inc., Sponsored GDR(a)(b)	826	2,377
Advanced Semiconductor Engineering, Inc., ADR	1,923	9,557
AU Optronics Corp., Sponsored ADR(a)	1,401	4,665
China Steel Corp., Sponsored GDR(b)	943	15,748
Chunghwa Telecom Co. Ltd., ADR	595	17,999
Himax Technologies, Inc., ADR	178	2,458
Hon Hai Precision Industry Co. Ltd., GDR(b)	8,878	49,717

Security Description	Shares	Value

Taiwan (continued)
Silicon Motion Technology Corp., ADR	53	$885
Siliconware Precision Industries Co., Sponsored ADR	918	5,820
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	5,810	104,987
United Microelectronics Corp., Sponsored ADR	3,809	7,656

		221,869

Turkey (0.75%)
Turkcell Iletisim Hizmetleri AS, ADR(a)	496	6,478
Turkiye Garanti Bankasi AS, ADR	3,362	11,528

		18,006

Ukraine (0.03%)
Avangardco Investments Public Ltd., GDR(a)(b)	23	230
MHP SA, GDR(b)	37	533

		763

TOTAL COMMON STOCKS (Cost $2,266,667)		2,205,584

PREFERRED STOCK (7.50%)
Argentina (0.03%)
Nortel Inversora SA, Series B, ADR	41	752

Brazil (5.99%)
Centrais Eletricas Brasileiras SA, Series B, ADR	357	1,432
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR	207	8,804
Cia Paranaense de Energia, Sponsored ADR	157	1,691
Itau Unibanco Holding SA, ADR	3,940	52,481
Petroleo Brasileiro SA, Series A, Sponsored ADR	3,208	37,405
Vale SA, Sponsored ADR	3,309	41,329

		143,142

Russia (0.00%)(d)
Mechel, Sponsored ADR	178	60

South Korea (1.48%)
Samsung Electronics Co. Ltd., GDR(b)	72	35,266

TOTAL PREFERRED STOCK (Cost $216,415)		179,220

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.19%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (e)	4,505	4,505

TOTAL SHORT TERM INVESTMENTS (Cost $4,505)			4,505

TOTAL INVESTMENTS (99.95%) (Cost $2,487,587)			$2,389,309

NET OTHER ASSETS AND LIABILITIES (0.05%)			1,345

NET ASSETS (100.00%)			$2,390,654

(a)	Non-income producing security.
(b)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of February 28, 2014, the aggregate market values of these securities were $532,654, representing 22.28% of the Fund’s net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2014, the market values of these securities restricted under Rule 144A were $39,644, representing 1.66% of the Fund’s net assets.
(d)	Less than 0.005% of net assets.
(e)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

AS - Anonim Sirket is the Turkish term for Incorporation.

GDR - Global Depositary Receipt.

JSC - Joint Stock Company.

JSFC - Joint Stock Financial Corporation.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.

OJSC - Open Joint Stock Company.

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those emloying the civil law.

SAA - Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.

SAB - Sociedad Anonima Busatil is the Spanish term used for publicly held company.

SAB de CV - A variable capital company.

SACIF y A - Sociedad Anonima Comercial, Industrial, Financiera Y Agropecuaria.

SAE - Societe Anonyme Egyptienne is the French term for a Joint Stock Company in Egypt.

SAL - Societe Anonyme Libanaise is the French term for a Joint Stock Company in Lebanon.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

See Notes to Quarterly Schedule of Investments.

VELOCITYSHARES RUSSIA SELECT DR ETF	SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.87%)
Banks (17.94%)
NOMOS-BANK, GDR(a)(b)	1,330	$17,410
Sberbank of Russia, Sponsored ADR	28,148	290,206
TCS Group Holding PLC, GDR(a)(b)	2,270	25,492
VTB Bank OJSC, GDR(a)	34,131	78,467

		411,575

Consumer Durables & Apparel (0.84%)
PIK Group, GDR(a)(b)	8,950	19,413

Energy (42.01%)
Eurasia Drilling Co. Ltd., GDR(a)	1,042	30,999
Gazprom Neft OAO, Sponsored ADR	980	19,502
Gazprom OAO, Sponsored ADR	61,724	475,275
Lukoil OAO, Sponsored ADR	1,579	86,845
NovaTek OAO, Sponsored GDR(a)	576	72,922
Rosneft OAO, GDR(a)	12,764	86,157
Surgutneftegas OAO, Sponsored ADR	10,897	82,926
Tatneft OAO, Sponsored ADR	2,638	95,232
TMK OAO, GDR(a)	1,366	14,029

		963,887

Food & Staples Retailing (7.83%)
Magnit OJSC, Sponsored GDR(a)	2,314	129,584
O’Key Group SA, GDR(a)	1,575	15,750
X5 Retail Group NV, GDR(a)(b)	1,933	34,311

		179,645

Materials (11.00%)
Magnitogorsk Iron & Steel Works, Sponsored GDR(a)(b)	3,550	8,101
Mechel, Sponsored ADR(b)	4,312	8,193
MMC Norilsk Nickel OJSC, ADR	4,708	79,942
Novolipetsk Steel OJSC, GDR(a)	1,824	24,533
Phosagro OAO, GDR(a)	3,311	37,381
Severstal OAO, GDR(a)	3,092	25,632
Uralkali OJSC, Sponsored GDR(a)	3,021	68,637

		252,419

Real Estate (1.42%)
Etalon Group Ltd., GDR(a)(b)	3,931	19,065
LSR Group, GDR(a)	3,974	13,512

		32,577

Software & Services (4.11%)
Mail.ru Group Ltd., GDR(a)	1,441	61,098
QIWI PLC, Sponsored ADR	711	33,154

		94,252

Security Description		Shares	Value

Telecommunication Services (11.19%)
MegaFon OAO, GDR(a)		1,438	$41,702
Mobile Telesystems OJSC, Sponsored ADR		4,944	85,135
Rostelecom OJSC, Sponsored ADR		2,284	37,663
Sistema JSFC, Sponsored GDR(a)		2,517	62,296
VimpelCom Ltd., Sponsored ADR		2,955	30,023

			256,819

Transportation (2.23%)
Global Ports Investments PLC, GDR(a)		1,304	17,708
Globaltrans Investment PLC, Sponsored GDR(a)		1,863	24,201
Novorossiysk Commercial Sea Port PJSC, GDR(a)		1,600	9,304

			51,213

Utilities (1.30%)
Federal Hydrogenerating Co. (RusHydro), JSC, ADR		19,752	29,825

TOTAL COMMON STOCKS (Cost $2,468,639)			2,291,625

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.18%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(c)	4,172	4,172

TOTAL SHORT TERM INVESTMENTS
(Cost $4,172)			4,172

TOTAL INVESTMENTS (100.05%)
(Cost $2,472,811)			$2,295,797

NET LIABILITIES LESS OTHER ASSETS (-0.05%)			(1,182)

NET ASSETS (100.00%)			$2,294,615

(a)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of February 28, 2014, the aggregate market values of these securities were $937,704, representing 40.87% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

JSC - Joint Stock Company.

JSFC - Joint Stock Financial Corporation.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited         liability corporation.

OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian term for

        Open Joint Stock Company.

OJSC - Open Joint Stock Company.

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly         those emloying the civil law.

See Notes to Quarterly Schedule of Investments.

VELOCITYSHARES EMERGING ASIA DR ETF	SCHEDULE OF INVESTMENTS

February 28, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.12%)
China (33.31%)
21Vianet Group, Inc., ADR(a)	426	$11,072
500.com Ltd., ADR(a)	18	797
51job, Inc., ADR(a)	92	6,928
58.com, Inc., ADR(a)	39	1,844
Acorn International, Inc., ADR(a)	50	86
Actions Semiconductor Co. Ltd., ADR(a)	681	1,689
Agria Corp., ADR(a)	276	439
AirMedia Group, Inc., ADR(a)	431	1,103
Aluminum Corp. of China Ltd., ADR(a)	1,577	14,083
ATA, Inc., ADR(a)	80	330
AutoNavi Holdings Ltd., ADR(a)	269	5,598
Baidu, Inc., Sponsored ADR(a)	2,730	466,639
Bitauto Holdings Ltd., ADR(a)	174	6,960
Bona Film Group Ltd., Sponsored ADR(a)	309	2,110
Camelot Information Systems, Inc., ADR(a)	389	794
Changyou.com Ltd., ADR(a)	108	3,158
Charm Communications, Inc., ADR	72	289
China Digital TV Holding Co. Ltd., ADR(a)	512	1,531
China Distance Education Holdings Ltd., ADR	130	3,155
China Eastern Airlines Corp. Ltd., ADR(a)	385	6,942
China Finance Online Co. Ltd., ADR(a)	126	843
China Hydroelectric Corp., ADR(a)	251	856
China Life Insurance Co. Ltd., ADR	4,982	216,169
China Lodging Group Ltd., Sponsored ADR(a)	193	5,435
China Ming Yang Wind Power Group Ltd., ADR(a)	831	3,366
China Mobile Ltd., Sponsored ADR	10,497	499,132
China Nepstar Chain Drugstore Ltd., ADR	263	679
China New Borun Corp., ADR(a)	75	202
China Petroleum & Chemical Corp., ADR	2,535	224,170
China Southern Airlines Co. Ltd., Sponsored ADR	348	6,038
China Sunergy Co. Ltd., ADR(a)	85	486
China Techfaith Wireless Communication Technology Ltd., ADR(a)	300	762
China Telecom Corp. Ltd., ADR	1,404	60,723
China Unicom Hong Kong Ltd., ADR	4,551	59,937
China Xiniya Fashion Ltd., Sponsored ADR(a)	225	265

Security Description	Shares	Value

China (continued)
China Zenix Auto International Ltd., ADR(a)	154	$393
ChinaCache International Holdings Ltd., Sponsored ADR(a)	141	2,975
ChinaEdu Corp., ADR(a)	152	1,041
CNinsure, Inc., ADR(a)	289	1,734
CNOOC Ltd., ADR	1,602	261,815
Concord Medical Services Holdings Ltd., Sponsored ADR	233	2,067
Country Style Cooking Restaurant Chain Co. Ltd., Sponsored ADR(a)	63	693
Ctrip.com International Ltd., ADR(a)	1,316	71,077
Daqo New Energy Corp., ADR(a)	36	1,645
E-Commerce China Dangdang, Inc., Sponsored ADR(a)	577	8,113
E-House China Holdings Ltd., ADR	676	8,463
eLong, Inc., Sponsored ADR(a)	22	372
Giant Interactive Group, Inc., ADR	1,098	12,495
Guangshen Railway Co. Ltd., Sponsored ADR	284	6,353
Hanwha SolarOne Co. Ltd., Sponsored ADR(a)	411	1,254
Home Inns & Hotels Management, Inc., ADR(a)	225	8,431
Huaneng Power International, Inc., Sponsored ADR	806	28,589
IFM Investments Ltd., ADR(a)	85	156
iSoftStone Holdings Ltd., ADR(a)	489	2,489
JA Solar Holdings Co. Ltd., ADR(a)	304	3,119
Jiayuan.com International Ltd., ADR	139	1,023
JinkoSolar Holding Co. Ltd., ADR(a)	135	4,417
Kingtone Wirelessinfo Solution Holding Ltd., ADR(a)	6	44
KongZhong Corp., ADR(a)	239	2,483
Ku6 Media Co. Ltd., Sponsored ADR(a)	133	454
LDK Solar Co. Ltd., ADR(a)	568	574
Le Gaga Holdings Ltd., ADR(a)	246	760
Lentuo International, Inc., Sponsored ADR(a)	115	499
LightInTheBox Holding Co. Ltd., ADR(a)	81	686
Mecox Lane Ltd., ADR(a)	42	171
Mindray Medical International Ltd., ADR	894	31,236
NetEase, Inc., ADR	732	50,632
New Oriental Education & Technology Group, Sponsored ADR	1,338	37,250
Ninetowns Internet Technology Group Co. Ltd., ADR(a)	216	376
Noah Education Holdings Ltd., ADR(a)	130	351
Noah Holdings Ltd., Sponsored ADR	177	2,990
NQ Mobile, Inc., ADR(a)	303	5,881
O2Micro International Ltd., ADR(a)	317	1,189
Ossen Innovation Co. Ltd., Sponsored ADR(a)	80	92

Security Description	Shares	Value

China (continued)
Pactera Technology International Ltd., ADR(a)	753	$5,422
Perfect World Co. Ltd., Sponsored ADR	338	7,646
PetroChina Co. Ltd., ADR	2,114	223,238
Phoenix New Media Ltd., ADR(a)	345	3,719
Qihoo 360 Technology Co. Ltd., ADR(a)	777	85,175
Qunar Cayman Islands Ltd., ADR	89	2,714
RDA Microelectronics, Inc., Sponsored ADR	257	4,641
ReneSola Ltd., ADR(a)	705	2,686
Renren, Inc., ADR(a)	1,279	4,617
Semiconductor Manufacturing International Corp., ADR(a)	4,550	19,337
Shanda Games Ltd., Sponsored ADR(a)	723	4,786
Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	355	10,586
Sky-mobi Ltd., Sponsored ADR(a)	88	634
SouFun Holdings Ltd., ADR	169	13,314
Sungy Mobile Ltd., ADR(a)	18	495
TAL Education Group, ADR(a)	341	8,089
Taomee Holdings Ltd., Sponsored ADR(a)	120	739
The9 Ltd., ADR(a)	221	619
Trina Solar Ltd., Sponsored ADR(a)	757	12,135
Vimicro International Corp., ADR(a)	186	551
Vipshop Holdings Ltd., ADR(a)	177	23,244
VisionChina Media, Inc., ADR(a)	33	804
WSP Holdings Ltd., ADR(a)	40	86
WuXi PharmaTech Cayman, Inc., ADR(a)	708	27,230
Xinyuan Real Estate Co. Ltd., ADR	499	2,275
Xueda Education Group, Sponsored ADR(a)	281	1,661
Yanzhou Coal Mining Co. Ltd., Sponsored ADR	1,962	13,812
Yingli Green Energy Holding Co. Ltd., ADR(a)	995	6,149
Youku Tudou, Inc., ADR(a)	1,301	43,180
YY, Inc., ADR(a)	119	8,959
Zuoan Fashion Ltd., Sponsored ADR(a)	75	140

		2,717,675

India (14.65%)
Axis Bank Ltd., GDR(b)	2,337	47,932
Dr. Reddy’s Laboratories Ltd., ADR	847	38,877
GAIL India Ltd., GDR(b)	515	18,540
HDFC Bank Ltd., ADR	3,950	132,681
ICICI Bank Ltd., Sponsored ADR	2,856	101,902
Infosys Ltd., Sponsored ADR	4,835	298,174
Larsen & Toubro Ltd., GDR(b)	2,274	40,568
Mahindra & Mahindra Ltd., Sponsored GDR(b)	3,066	47,830
Ranbaxy Laboratories Ltd., Sponsored GDR(a)(b)	1,267	7,285

Security Description	Shares	Value

India (continued)
Rediff.Com India Ltd., ADR(a)	133	$279
Reliance Industries Ltd., Sponsored GDR(c)	7,917	204,417
Reliance Infrastructure Ltd., GDR(b)	818	14,454
Sesa Sterlite Ltd., ADR	3,149	35,332
Sify Technologies Ltd., Sponsored ADR(a)	248	491
State Bank of India, GDR(b)	690	34,535
Tata Motors Ltd., Sponsored ADR	1,908	66,551
Tata Steel Ltd., GDR(b)	2,333	12,645
Wipro Ltd., ADR	5,963	82,289
WNS Holdings Ltd., ADR(a)	511	10,164

		1,194,946

Indonesia (1.08%)
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	2,254	88,424

Phillipines (0.64%)
Philippine Long Distance Telephone Co., Sponsored ADR	867	52,193

South Korea (30.12%)
Gravity Co. Ltd., Sponsored ADR(a)	118	144
Hyundai Motor Co., GDR(a)(b)	512	32,563
KB Financial Group, Inc., ADR(a)	3,917	144,537
Korea Electric Power Corp., Sponsored ADR(a)	5,220	90,358
KT Corp., Sponsored ADR(a)	2,588	36,439
LG Display Co. Ltd., ADR(a)	4,497	50,996
LG Electronics, Inc., GDR(a)(b)(c)	322	3,800
Lotte Shopping Co. Ltd., GDR(a)(b)(c)	2,814	44,602
POSCO, ADR	3,094	205,937
Samsung Electronics Co. Ltd., GDR(b)	2,426	1,528,380
Shinhan Financial Group Co. Ltd., ADR(a)	4,757	197,748
SK Telecom Co. Ltd., ADR	3,615	80,904
Woori Finance Holdings Co. Ltd., ADR(a)	1,172	41,020

		2,457,428

Taiwan (17.32%)
Acer, Inc., Sponsored GDR(a)(b)	5,281	15,199
Advanced Semiconductor Engineering, Inc., ADR	11,933	59,307
AU Optronics Corp., Sponsored ADR(a)	9,005	29,986
China Steel Corp., Sponsored GDR(b)	6,101	101,887
Chunghwa Telecom Co. Ltd., ADR	3,856	116,644
Himax Technologies, Inc., ADR	1,110	15,329
Hon Hai Precision Industry Co. Ltd., GDR(b)	56,257	315,039
Silicon Motion Technology Corp., ADR	346	5,775
Siliconware Precision Industries Co., Sponsored ADR	5,967	37,831

Security Description	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	36,907	$666,909
United Microelectronics Corp., Sponsored ADR	24,167	48,576

		1,412,482

TOTAL COMMON STOCKS (Cost $8,116,954)		7,923,148

PREFERRED STOCK (2.73%)
South Korea (2.73%)
Samsung Electronics Co. Ltd., GDR(b)	455	222,859

TOTAL PREFERRED STOCK (Cost $208,845)		222,859

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.18%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (d)	14,293	14,293

TOTAL SHORT TERM INVESTMENTS (Cost $14,293)			14,293

TOTAL INVESTMENTS (100.03%) (Cost $8,340,092)			$8,160,300

NET LIABILITIES LESS OTHER ASSETS (-0.03%)			(2,572)

NET ASSETS (100.00%)			$8,157,728

(a)	Non-income producing security.
(b)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of February 28, 2014, the aggregate market values of these securities were $2,488,118, representing 30.50% of the Fund’s net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2014, the market values of these securities restricted under Rule 144A were $252,819, representing 3.10% of the Fund’s net assets.
(d)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

Ltd. - Limited.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

See Notes to Quarterly Schedule of Investments.

VELOCITYSHARES TAIL RISK HEDGED LARGE CAP ETF	SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (86.55%)
Equity Fund (86.55%)
iShares® Core S&P 500® ETF	37,627	$7,049,042
SPDR® S&P 500® ETF	37,825	7,046,798
Vanguard® S&P 500® ETF	41,300	7,047,845

		21,143,685

TOTAL EXCHANGE TRADED FUNDS (Cost $20,732,017)		21,143,685

TOTAL INVESTMENTS (86.55%) (Cost $20,732,017)		$21,143,685

NET OTHER ASSETS AND LIABILITIES (13.45%)		3,286,484

NET ASSETS (100.00%)		$24,430,169

Common Abbreviations:

ETF - Exchange Traded Fund.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS *

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation

S&P 500® VIX® Futures Tail Risk Index - Short Term	BNP Paribas	1.970%	08/04/2015	$3,077,828	$6,668

					$6,668

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

S&P 500® VIX® Futures Tail Risk Index - Short Term	BNP Paribas	1.970%	02/03/2015	$172,625	$(36,232)
S&P 500® VIX® Futures Tail Risk Index - Short Term	BNP Paribas	1.970%	03/02/2015	17,693	(3,714)
S&P 500® VIX® Futures Tail Risk Index - Short Term	BNP Paribas	1.970%	08/04/2015	41,153	(8,637)

					$(48,583)

* The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.

See Notes to Quarterly Schedule of Investments.

VELOCITYSHARES VOLATILITY HEDGED LARGE CAP ETF	SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (86.15%)
Equity Fund (86.15%)
iShares® Core S&P 500® ETF	43,357	$8,122,500
SPDR® S&P 500® ETF	43,582	8,119,327
Vanguard® S&P 500® ETF	47,593	8,121,745

		24,363,572

TOTAL EXCHANGE TRADED FUNDS (Cost $23,163,289)		24,363,572

TOTAL INVESTMENTS (86.15%) (Cost $23,163,289)		$24,363,572

NET OTHER ASSETS AND LIABILITIES (13.85%)(a)		3,916,704

NET ASSETS (100.00%)		$28,280,276

(a)	Includes cash that is being held as collateral for total return swap contracts.

Common Abbreviations:

ETF - Exchange Traded Fund.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS *

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

S&P 500® VIX® Futures Variable Long/Short Index - Short Term	BNP Paribas	1.970%	02/03/2015	$710,196	$(35,989)
S&P 500® VIX® Futures Variable Long/Short Index - Short Term	BNP Paribas	1.970%	03/02/2015	14,783	(650)
S&P 500® VIX® Futures Variable Long/Short Index - Short Term	BNP Paribas	1.970%	04/01/2015	10,373	(430)
S&P 500® VIX® Futures Variable Long/Short Index - Short Term	BNP Paribas	1.970%	08/04/2015	3,416,054	(161,654)

					$(198,723)

* The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.

See Notes to Quarterly Schedule of Investments.

BARRON’S 400SM ETF	SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.24%)
Basic Materials (3.63%)
American Vanguard Corp.	19,078	$424,486
Axiall Corp.	12,784	517,368
CF Industries Holdings, Inc.	2,427	608,934
Eastman Chemical Co.	6,426	561,825
FMC Corp.	7,104	548,287
Gold Resource Corp.	67,753	348,928
Innospec, Inc.	10,968	477,218
International Paper Co.	10,522	514,421
NewMarket Corp.	1,710	632,135
PPG Industries, Inc.	2,992	591,877
Praxair, Inc.	4,096	533,996
Quaker Chemical Corp.	7,218	557,807
Sigma-Aldrich Corp.	5,806	548,144
US Silica Holdings, Inc.	20,072	658,362
Westlake Chemical Corp.	4,736	631,451

Total Basic Materials		8,155,239

Communications (6.89%)
CalAmp Corp.(a)	29,449	943,545
Cisco Systems, Inc.	20,374	444,153
Comcast Corp., Class A	11,414	589,990
Entravision Communications Corp., Class A	95,771	634,962
F5 Networks, Inc.(a)	5,480	615,623
FactSet Research Systems, Inc.	4,622	486,650
Google, Inc., Class A(a)	592	719,665
IDT Corp., Class B	29,338	526,617
InterDigital, Inc.	13,636	415,898
IPG Photonics Corp.(a)	8,450	606,457
Liberty Media Corp., Class A(a)	3,386	464,424
NeuStar, Inc., Class A(a)	9,768	349,890
Nexstar Broadcasting Group, Inc., Class A	13,462	574,558
NIC, Inc.	23,143	449,900
OpenTable, Inc.(a)	6,840	545,080
Overstock.com, Inc.(a)	17,476	343,753
Perficient, Inc.(a)	29,084	593,604
Plantronics, Inc.	10,736	476,464
priceline.com, Inc.(a)	460	620,466
Scripps Networks Interactive, Inc., Class A	6,544	531,635
Shutterstock, Inc.(a)	8,556	850,296
Stamps.com, Inc.(a)	11,223	394,825
Time Warner Cable, Inc.	4,460	625,961
TripAdvisor, Inc.(a)	6,800	681,632
Ubiquiti Networks, Inc.(a)	15,246	753,305
Walt Disney Co.	7,514	607,206
Yahoo!, Inc.(a)	16,584	641,303

Total Communications		15,487,862

Consumer, Cyclical (19.48%)
Advance Auto Parts, Inc.	6,235	794,089
Alaska Air Group, Inc.	8,054	697,799
Allegiant Travel Co.	4,988	495,109

Security Description	Shares	Value

Consumer, Cyclical (continued)
American Airlines Group, Inc.(a)	27,090	$1,000,433
ANN, Inc.(a)	13,758	490,473
Arctic Cat, Inc.	8,724	408,458
Bally Technologies, Inc.(a)	6,699	453,857
Bed Bath & Beyond, Inc.(a)	6,508	441,373
BorgWarner, Inc.	9,992	614,009
Brunswick Corp.	12,388	554,858
Buckle, Inc.	9,352	424,300
Buffalo Wild Wings, Inc.(a)	4,542	658,589
Chipotle Mexican Grill, Inc.(a)	1,150	649,991
Churchill Downs, Inc.	5,798	539,214
Coach, Inc.	9,210	449,540
Cooper Tire & Rubber Co.	16,160	402,869
Dollar General Corp.(a)	8,730	522,927
Dollar Tree, Inc.(a)	8,728	478,033
Dorman Products, Inc.(a)	10,000	576,200
Express, Inc.(a)	22,264	407,209
Family Dollar Stores, Inc.	6,839	447,955
Fastenal Co.	9,922	468,219
First Cash Financial Services, Inc.(a)	8,574	452,964
Foot Locker, Inc.	15,029	626,860
Fossil Group, Inc.(a)	4,326	497,101
Fox Factory Holding Corp.(a)	27,302	455,943
Francesca’s Holdings Corp.(a)	25,202	493,203
Gap, Inc.	11,954	522,988
Genuine Parts Co.	6,184	544,748
G-III Apparel Group, Ltd.(a)	9,366	650,843
GNC Holdings, Inc., Class A	9,544	443,987
Goodyear Tire & Rubber Co.	22,828	613,388
Hanesbrands, Inc.	7,903	579,132
Hibbett Sports, Inc.(a)	9,148	524,455
Home Depot, Inc.	6,480	531,554
HSN, Inc.	9,260	531,061
Las Vegas Sands Corp.	7,842	668,531
LeapFrog Enterprises, Inc.(a)	53,140	386,859
Lear Corp.	7,066	573,759
Lumber Liquidators Holdings, Inc.(a)	4,496	482,331
Macy’s, Inc.	11,093	641,840
McDonald’s Corp.	5,150	490,023
MDC Holdings, Inc.	15,622	487,250
Multimedia Games Holding Co., Inc.(a)	14,466	477,740
NIKE, Inc., Class B	7,316	572,843
Nordstrom, Inc.	8,768	539,057
Nu Skin Enterprises, Inc., Class A	5,338	445,830
O’Reilly Automotive, Inc.(a)	3,962	597,668
Panera Bread Co., Class A(a)	2,928	530,905
Papa John’s International, Inc.	14,272	726,444
PetMed Express, Inc.	31,388	433,154
PetSmart, Inc.	6,874	460,970
Pier 1 Imports, Inc.	21,452	405,872
Polaris Industries, Inc.	3,992	535,048
Popeyes Louisiana Kitchen, Inc.(a)	11,426	457,726
Ralph Lauren Corp.	2,962	477,119
Ross Stores, Inc.	6,952	506,106
Ryland Group, Inc.	11,860	552,557
Spirit Airlines, Inc.(a)	14,762	833,758
Standard Pacific Corp.(a)	60,862	554,453

Security Description	Shares	Value

Consumer, Cyclical (continued)
Starbucks Corp.	6,574	$466,491
Steven Madden, Ltd.(a)	14,019	510,993
TiVo, Inc.(a)	41,026	553,851
TJX Cos, Inc.	8,876	545,519
Toro Co.	9,184	608,256
Tractor Supply Co.	7,760	547,546
TRW Automotive Holdings Corp.(a)	6,954	572,453
Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,187	375,532
Under Armour, Inc., Class A(a)	6,536	739,548
Urban Outfitters, Inc.(a)	13,280	497,203
Vera Bradley, Inc.(a)	25,206	667,958
Vitamin Shoppe, Inc.(a)	12,203	570,978
Wabash National Corp.(a)	42,952	580,282
WABCO Holdings, Inc.(a)	5,952	609,782
Wal-Mart Stores, Inc.	6,630	495,261
Wesco Aircraft Holdings, Inc.(a)	24,178	524,421
Williams-Sonoma, Inc.	8,728	508,319
Winnebago Industries, Inc.(a)	22,212	592,172
World Fuel Services Corp.	13,490	607,320
WW Grainger, Inc.	1,854	472,807
Zumiez, Inc.(a)	17,968	426,920

Total Consumer, Cyclical		43,755,186

Consumer, Non-Cyclical (18.27%)
Akorn, Inc.(a)	26,932	695,384
Alexion Pharmaceuticals, Inc.(a)	4,296	759,532
Allergan, Inc.	5,702	724,154
Alliance Data Systems Corp.(a)	2,366	674,571
American Public Education, Inc.(a)	13,014	460,956
Amgen, Inc.	4,290	532,046
Anika Therapeutics, Inc.(a)	20,974	825,746
Auxilium Pharmaceuticals, Inc.(a)	27,545	847,010
Barrett Business Services, Inc.	7,016	491,120
Biogen Idec, Inc.(a)	2,070	705,208
Boston Beer Co., Inc., Class A(a)	2,048	484,864
Cardtronics, Inc.(a)	13,786	558,609
Celgene Corp.(a)	3,368	541,406
Cooper Cos, Inc.	3,750	480,788
DaVita HealthCare Partners, Inc.(a)	8,656	594,926
Deluxe Corp.	12,484	630,192
Edwards Lifesciences Corp.(a)	7,114	496,273
Eli Lilly & Co.	9,366	558,307
Estee Lauder Cos, Inc., Class A	7,024	483,532
FleetCor Technologies, Inc.(a)	4,614	599,497
Flowers Foods, Inc.	23,204	477,306
Fresh Market, Inc.(a)	10,153	340,126
Gartner, Inc.(a)	8,766	609,763
General Mills, Inc.	10,076	504,102
Gilead Sciences, Inc.(a)	7,902	654,207
Grand Canyon Education, Inc.(a)	12,736	603,686
Green Mountain Coffee Roasters, Inc.	5,772	633,650
H&R Block, Inc.	18,108	572,937
HealthSouth Corp.	14,800	483,664
Heartland Payment Systems, Inc.	12,868	520,382
Herbalife, Ltd.	6,900	459,540
Hershey Co.	5,362	567,407

Security Description	Shares	Value

Consumer, Non-Cyclical (continued)
Hormel Foods Corp.	11,426	$542,164
IDEXX Laboratories, Inc.(a)	5,182	652,413
Ingredion, Inc.	7,586	499,462
Intuitive Surgical, Inc.(a)	1,334	593,403
Kroger Co.	12,488	523,747
Ligand Pharmaceuticals, Inc.(a)	10,786	752,324
Magellan Health Services, Inc.(a)	8,591	525,254
Mastercard, Inc., Class A	7,060	548,703
MAXIMUS, Inc.	11,909	569,131
McGraw Hill Financial, Inc.	7,846	625,012
McKesson Corp.	3,832	678,456
Mead Johnson Nutrition Co.	6,425	523,959
Medifast, Inc.(a)	18,743	493,691
Meridian Bioscience, Inc.	21,116	440,480
Moody’s Corp.	7,130	563,270
Morningstar, Inc.	6,426	537,599
Mylan, Inc.(a)	13,064	725,966
Myriad Genetics, Inc.(a)	19,430	703,560
On Assignment, Inc.(a)	15,246	524,462
PDL BioPharma, Inc.	62,256	533,534
PepsiCo, Inc.	6,070	486,025
Performant Financial Corp.(a)	46,378	366,850
Pilgrim’s Pride Corp.(a)	29,976	525,479
Questcor Pharmaceuticals, Inc.	7,700	467,775
Regeneron Pharmaceuticals, Inc.(a)	1,624	539,980
Repligen Corp.(a)	49,500	741,015
ResMed, Inc.	9,354	411,763
Robert Half International, Inc.	13,028	533,366
Sanderson Farms, Inc.	7,664	588,902
SEI Investments Co.	16,514	554,375
Team Health Holdings, Inc.(a)	13,215	594,939
Tupperware Brands Corp.	5,820	457,452
Tyson Foods, Inc., Class A	16,584	654,238
United Rentals, Inc.(a)	8,738	771,916
United Therapeutics Corp.(a)	6,394	648,479
UnitedHealth Group, Inc.	6,984	539,654
USANA Health Sciences, Inc.(a)	5,795	424,020
Varian Medical Systems, Inc.(a)	6,696	561,326
Verisk Analytics, Inc., Class A(a)	7,582	483,087
WEX, Inc.(a)	5,880	569,302

Total Consumer, Non-Cyclical		41,047,424

Diversified Financial Services (0.28%)
Credit Acceptance Corp.(a)	4,626	639,036

Total Diversified Financial Services		639,036

Energy (8.17%)
Anadarko Petroleum Corp.	5,352	450,424
Atwood Oceanics, Inc.(a)	8,828	418,359
C&J Energy Services, Inc.(a)	23,687	612,309
Cabot Oil & Gas Corp.	13,198	461,930
Carrizo Oil & Gas, Inc.(a)	13,726	682,731
Continental Resources, Inc.(a)	4,906	586,365
CVR Energy, Inc.	12,663	498,289
Delek US Holdings, Inc.	23,110	641,534
Dril-Quip, Inc.(a)	4,460	479,718
EOG Resources, Inc.	2,940	556,895
EPL Oil & Gas, Inc.(a)	14,354	432,055

Security Description	Shares	Value

Energy (continued)
Flotek Industries, Inc.(a)	23,024	$585,961
FutureFuel Corp.	27,318	473,967
Geospace Technologies Corp.(a)	6,420	492,863
Helmerich & Payne, Inc.	7,288	719,690
HollyFrontier Corp.	12,173	554,724
Kodiak Oil & Gas Corp.(a)	44,512	525,687
Marathon Petroleum Corp.	7,588	637,392
Noble Energy, Inc.	7,447	512,056
Oasis Petroleum, Inc.(a)	11,334	493,822
Oceaneering International, Inc.	6,064	434,061
Phillips 66	8,890	665,505
Pioneer Natural Resources Co.	2,694	541,979
Primoris Services Corp.	20,334	635,844
Range Resources Corp.	6,326	544,352
Renewable Energy Group, Inc.(a)	32,650	381,026
Rosetta Resources, Inc.(a)	9,442	418,942
RPC, Inc.	34,084	627,486
Schlumberger, Ltd.	5,616	522,288
Seadrill, Ltd.	10,534	389,337
Stone Energy Corp.(a)	15,704	564,402
Synergy Resources Corp.(a)	52,865	559,840
Western Refining, Inc.	17,488	637,438
Whiting Petroleum Corp.(a)	9,002	618,527

Total Energy		18,357,798

Financial (15.77%)
Affiliated Managers Group, Inc.(a)	2,676	503,222
Aflac, Inc.	8,028	514,434
Ambac Financial Group, Inc.(a)	25,240	872,295
American Equity Investment Life Holding Co.	23,934	523,197
American Express Co.	6,544	597,336
AmTrust Financial Services, Inc.	13,002	491,476
Apollo Commercial Real Estate Finance, Inc.	32,039	536,333
Bank of Hawaii Corp.	9,590	560,536
Bank of the Ozarks, Inc.	10,786	684,047
BankUnited, Inc.	16,320	546,394
Berkshire Hathaway, Inc., Class B(a)	4,278	495,307
Berkshire Hills Bancorp, Inc.	20,346	511,295
BofI Holding, Inc.(a)	7,526	700,671
BOK Financial Corp.	7,880	510,072
Capital One Financial Corp.	7,318	537,361
Cardinal Financial Corp.	28,299	487,875
CBOE Holdings, Inc.	11,174	603,731
Commerce Bancshares, Inc.	12,244	546,817
Community Bank System, Inc.	14,986	545,940
Discover Financial Services	9,616	551,766
East West Bancorp, Inc.	16,800	599,592
Ellie Mae, Inc.(a)	16,142	500,402
Employers Holdings, Inc.	17,244	339,189
Everest Re Group, Ltd.	3,568	532,488
Fidelity National Financial, Inc., Class A	19,314	638,521
Fifth Third Bancorp	27,130	588,585
First Financial Bankshares, Inc.	8,641	522,608
First Republic Bank	10,786	560,548
FirstMerit Corp.	23,742	492,884

Security Description	Shares	Value

Financial (continued)
Franklin Resources, Inc.	9,607	$511,573
Greenhill & Co., Inc.	9,448	503,295
HCI Group, Inc.	13,908	673,426
HFF, Inc., Class A	21,030	670,857
Home BancShares, Inc.	16,547	555,317
Huntington Bancshares, Inc.	58,928	561,584
JPMorgan Chase & Co.	9,476	538,426
M&T Bank Corp.	4,460	519,991
Main Street Capital Corp.	16,965	595,472
MarketAxess Holdings, Inc.	8,870	523,685
Marsh & McLennan Cos, Inc.	11,596	558,463
Nelnet, Inc., Class A	13,644	547,397
Outerwall, Inc.(a)	10,336	731,065
PNC Financial Services Group, Inc.	6,772	553,814
Portfolio Recovery Associates, Inc.(a)	8,611	466,975
Prospect Capital Corp.	43,460	479,798
Prosperity Bancshares, Inc.	8,292	524,967
SLM Corp.	19,970	478,082
Stewart Information Services Corp.	16,608	614,164
SunTrust Banks, Inc.	14,800	557,664
T Rowe Price Group, Inc.	6,928	562,346
Third Point Reinsurance, Ltd.(a)	36,471	547,065
Triangle Capital Corp.	17,212	483,829
US Bancorp	13,380	550,453
Virtus Investment Partners, Inc.(a)	3,122	578,070
Visa, Inc., Class A	2,676	604,615
Waddell & Reed Financial, Inc., Class A	9,630	671,211
WageWorks, Inc.(a)	9,216	545,126
Webster Financial Corp.	19,667	609,087
Wells Fargo & Co.	11,724	544,228
Western Alliance Bancorp(a)	28,366	656,957
Wilshire Bancorp, Inc.	59,331	602,210
WisdomTree Investments, Inc.(a)	43,003	669,987
World Acceptance Corp.(a)	5,692	545,578

Total Financial		35,431,699

Industrial (13.95%)
3M Co.	4,144	558,321
AAON, Inc.	19,706	588,816
AGCO Corp.	8,474	444,716
AMERCO	2,676	623,347
American Railcar Industries, Inc.	13,452	931,550
Babcock & Wilcox Co.	14,800	487,808
Boeing Co.	4,254	548,426
CAI International, Inc.(a)	21,566	524,916
Caterpillar, Inc.	5,776	560,098
CSX Corp.	18,976	525,825
Cummins, Inc.	3,732	544,573
Deere & Co.	5,960	512,143
Dover Corp.	5,566	524,874
EnerSys, Inc.	8,738	620,748
Fabrinet(a)	34,700	673,874
Federal Signal Corp.(a)	39,548	508,192
FLIR Systems, Inc.	15,874	541,938
Flowserve Corp.	8,058	654,390
Generac Holdings, Inc.	12,042	686,032

Security Description	Shares	Value

Industrial (continued)
Graco, Inc.	6,838	$533,569
HEICO Corp.	9,445	587,385
Hexcel Corp.(a)	12,782	575,190
Honeywell International, Inc.	5,802	547,941
Hubbell, Inc., Class B	4,724	564,707
Hyster-Yale Materials Handling, Inc.	5,374	542,452
InvenSense, Inc.(a)	28,090	566,014
JB Hunt Transport Services, Inc.	6,810	489,435
Joy Global, Inc.	9,516	523,380
Lincoln Electric Holdings, Inc.	7,370	552,529
Lindsay Corp.	6,144	521,380
Louisiana-Pacific Corp.(a)	28,374	533,147
Methode Electronics, Inc.	18,844	638,812
Mettler-Toledo International, Inc.(a)	2,072	509,215
Middleby Corp.(a)	2,333	691,875
Movado Group, Inc.	11,775	463,582
Northrop Grumman Corp.	5,170	625,724
Old Dominion Freight Line, Inc.(a)	11,175	594,957
Packaging Corp. of America	8,292	604,404
PGT, Inc.(a)	46,046	533,673
Proto Labs, Inc.(a)	6,716	523,176
Raytheon Co.	6,244	611,350
Rock Tenn Co., Class A	4,460	497,825
Rockwell Automation, Inc.	4,666	573,171
Rogers Corp.(a)	8,400	543,480
Smith & Wesson Holding Corp.(a)	44,047	506,541
Snap-on, Inc.	5,064	568,029
Sturm Ruger & Co., Inc.	8,142	518,971
Swift Transportation Co.(a)	25,663	625,151
Taser International, Inc.(a)	35,933	690,991
Textainer Group Holdings, Ltd.	12,906	470,682
Trinity Industries, Inc.	10,968	787,612
Triumph Group, Inc.	6,994	456,009
Union Pacific Corp.	3,124	563,507
Valmont Industries, Inc.	3,474	505,919
Wabtec Corp.	8,170	648,453

Total Industrial		31,350,825

Technology (9.30%)
Akamai Technologies, Inc.(a)	9,630	588,682
Ambarella, Inc.(a)	28,254	945,097
ANSYS, Inc.(a)	5,798	484,249
Apple, Inc.	1,036	545,185
Aspen Technology, Inc.(a)	14,366	674,484
Broadridge Financial Solutions, Inc.	16,142	609,522
Cadence Design Systems, Inc.(a)	35,967	551,374
Cirrus Logic, Inc.(a)	22,085	425,136
Cognizant Technology Solutions Corp., Class A(a)	6,104	635,182
CommVault Systems, Inc.(a)	5,772	397,575
Computer Programs & Systems, Inc.	8,664	592,878
EMC Corp.	18,662	492,117
EPAM Systems, Inc.(a)	14,640	613,855
iGATE Corp.(a)	18,313	619,895

Security Description	Shares	Value

Technology (continued)
International Business Machines Corp.	2,600	$481,442
Intuit, Inc.	7,702	601,911
j2 Global, Inc.	10,090	518,626
Jack Henry & Associates, Inc.	9,768	567,814
Manhattan Associates, Inc.(a)	21,888	829,336
Maxim Integrated Products, Inc.	17,042	557,444
Medidata Solutions, Inc.(a)	10,383	665,550
Microsoft Corp.	15,106	578,711
Netscout Systems, Inc.(a)	19,450	738,711
Omnicell, Inc.(a)	21,076	606,567
Oracle Corp.	14,994	586,415
PDF Solutions, Inc.(a)	23,481	478,778
Pegasystems, Inc.	13,217	550,224
QUALCOMM, Inc.	7,222	543,744
SanDisk Corp.	8,322	618,325
Skyworks Solutions, Inc.(a)	19,589	694,626
SolarWinds, Inc.(a)	12,752	588,887
Synaptics, Inc.(a)	11,862	771,504
Syntel, Inc.(a)	6,428	606,546
Tyler Technologies, Inc.(a)	6,244	585,562
VMware, Inc., Class A(a)	5,616	539,417

Total Technology		20,885,371

Utilities (0.50%)
American States Water Co.	19,078	572,913
Questar Corp.	22,723	539,671

Total Utilities		1,112,584

TOTAL COMMON STOCKS (Cost $195,819,357)		216,223,024

LIMITED PARTNERSHIPS (2.93%)
Basic Materials (0.42%)
CVR Partners LP	27,106	538,054
Terra Nitrogen Co. LP	2,494	411,909

Total Basic Materials		949,963

Energy (1.82%)
Alliance Holdings GP LP	8,327	517,939
Alliance Resource Partners LP	6,508	560,730
Crestwood Equity Partners LP	37,846	507,515
CVR Refining LP	19,651	410,313
DCP Midstream Partners LP	10,522	513,474
Exterran Partners LP	17,922	537,660
Magellan Midstream Partners LP	9,366	633,797
Natural Resource Partners LP	26,138	395,207

Total Energy		4,076,635

Financial (0.49%)
Apollo Global Management LLC, Class A	16,980	546,586
Ellington Financial LLC	22,576	542,501

Total Financial		1,089,087

Security Description	Shares	Value

Industrial (0.20%)
Golar LNG Partners LP	15,164	$458,104

Total Industrial		458,104

TOTAL LIMITED PARTNERSHIPS
(Cost $6,591,772)		6,573,789

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.55%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(b)	1,232,856	1,232,856

TOTAL SHORT TERM INVESTMENTS
(Cost $1,232,856)			1,232,856

TOTAL INVESTMENTS (99.72%)
(Cost $203,643,985)			$224,029,669

NET OTHER ASSETS AND LIABILITIES (0.28%)			634,458

NET ASSETS (100.00%)			$224,664,127

(a)	Non-income producing security.
(b)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

WORKPLACE EQUALITY PORTFOLIO	SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (100.27%)
Consumer Discretionary (23.21%)
Abercrombie & Fitch Co., Class A	922	$36,538
American Eagle Outfitters, Inc.	2,110	30,658
Barnes & Noble, Inc.(a)	2,078	39,813
Best Buy Co., Inc.	766	20,399
Caesars Entertainment Corp.(a)	1,498	38,888
Choice Hotels International, Inc.	626	30,568
Comcast Corp., Class A	598	30,911
Darden Restaurants, Inc.	602	30,738
Ford Motor Co.	1,984	30,534
GameStop Corp., Class A	618	23,058
Gap, Inc.	790	34,562
General Motors Co.	740	26,788
Groupon, Inc.(a)	2,600	21,606
Hyatt Hotels Corp.(a)	614	32,026
Interpublic Group of Cos., Inc.	1,794	31,790
L Brands, Inc.	510	28,728
Marriott International, Inc., Class A	630	34,165
MGM Resorts International(a)	1,336	36,807
NIKE, Inc., Class B	392	30,694
Nordstrom, Inc.	496	30,494
Office Depot, Inc.(a)	5,674	27,973
Orbitz Worldwide, Inc.(a)	4,090	39,509
Pearson PLC, Sponsored ADR	1,420	24,254
Sears Holdings Corp.(a)	662	29,625
Sirius XM Holdings, Inc.(a)	8,620	31,118
Sony Corp., Sponsored ADR	1,728	30,327
Staples, Inc.	1,944	26,419
Starwood Hotels & Resorts Worldwide, Inc.	384	31,665
Target Corp.	490	30,645
Thomson Reuters Corp.	814	27,953
Time Warner Cable, Inc.	228	31,999
Time Warner, Inc.	444	29,806
TJX Cos., Inc.	486	29,870
Viacom, Inc., Class B	360	31,583
Walt Disney Co.	418	33,778
Whirlpool Corp.	196	28,347
Wyndham Worldwide Corp.	416	30,318
Wynn Resorts Ltd.	164	39,768

Total Consumer Discretionary		1,174,722

Consumer Staples (9.09%)
Avon Products, Inc.	1,754	27,134
Brown-Forman Corp.	404	33,855
Campbell Soup Co.	716	31,010
Clorox Co.	330	28,802
Coca-Cola Co.	758	28,956
Diageo PLC, Sponsored ADR	238	29,919
General Mills, Inc.	622	31,119
Kellogg Co.	502	30,466
Kraft Foods Group, Inc.	566	31,283
PepsiCo, Inc.	370	29,626

Security Description	Shares	Value

Consumer Staples (continued)
Procter & Gamble Co.	374	$29,419
Safeway, Inc.	918	34,380
SUPERVALU, Inc.(a)	4,322	27,963
Unilever NV, NY Shares	784	31,015
Walgreen Co.	518	35,198

Total Consumer Staples		460,145

Energy (0.57%)
Chevron Corp.	250	28,833

Total Energy		28,833

Financials (22.33%)
American Express Co.	348	31,765
American International Group, Inc.	594	29,563
Ameriprise Financial, Inc.	272	29,645
Aon PLC	366	31,329
Bank of America Corp.	1,946	32,167
Bank of Montreal	466	30,742
Bank of New York Mellon Corp.	900	28,800
Barclays PLC, Sponsored ADR	1,802	30,634
BlackRock, Inc.	96	29,265
Capital One Financial Corp.	408	29,959
CBRE Group, Inc., Class A(a)	1,176	32,869
Charles Schwab Corp.	1,188	31,494
Chubb Corp.	322	28,169
Citigroup, Inc.	582	28,303
Credit Suisse Group AG, Sponsored ADR	1,008	31,621
Deutsche Bank AG	650	31,421
Discover Financial Services	566	32,477
Goldman Sachs Group, Inc.	172	28,629
Hartford Financial Services Group, Inc.	842	29,630
HSBC Holdings PLC, Sponsored ADR	566	29,879
Huntington Bancshares, Inc.	3,170	30,210
JPMorgan Chase & Co.	530	30,115
KeyCorp	2,278	30,001
Marsh & McLennan Cos., Inc.	634	30,533
MetLife, Inc.	574	29,085
Moody’s Corp.	394	31,126
Morgan Stanley	984	30,307
Northern Trust Corp.	498	30,801
PNC Financial Services Group, Inc.	400	32,713
Progressive Corp.	1,204	29,486
Prudential Financial, Inc.	334	28,250
Sun Life Financial, Inc.	872	30,215
SunTrust Banks, Inc.	834	31,425
Toronto-Dominion Bank	662	30,008
UBS AG	1,620	34,604
US Bancorp	762	31,349
Wells Fargo & Co.	678	31,473

Total Financials		1,130,062

Health Care (10.35%)
Aetna, Inc.	454	33,010
Biogen Idec, Inc.(a)	108	36,793
Bristol-Myers Squibb Co.	574	30,864
Cardinal Health, Inc.	458	32,761

Security Description	Shares	Value

Health Care (continued)
CareFusion Corp.(a)	770	$31,208
Cigna Corp.	356	28,334
Eli Lilly & Co.	610	36,363
GlaxoSmithKline PLC, Sponsored ADR	598	33,452
Humana, Inc.	298	33,513
Johnson & Johnson	332	30,584
McKesson Corp.	188	33,285
Medtronic, Inc.	536	31,763
Merck & Co., Inc.	614	34,992
Novartis AG, ADR	388	32,274
Pfizer, Inc.	1,012	32,495
UnitedHealth Group, Inc.	414	31,990

Total Health Care		523,681

Industrials (8.89%)
3M Co.	224	30,180
American Airlines Group, Inc.(a)	1,152	42,543
Boeing Co.	224	28,878
Cummins, Inc.	222	32,394
Danaher Corp.	396	30,290
General Electric Co.	1,120	28,526
Herman Miller, Inc.	1,052	29,645
Huron Consulting Group, Inc.(a)	474	31,364
Lockheed Martin Corp.	210	34,083
Navigant Consulting, Inc.(a)	1,592	27,749
Owens Corning(a)	780	35,693
Raytheon Co.	346	33,877
Rockwell Automation, Inc.	262	32,184
United Technologies Corp.	276	32,298

Total Industrials		449,704

Information Technology (17.02%)
Accenture PLC, Class A	376	31,340
Alcatel-Lucent, Sponsored ADR	6,946	29,729
Apple, Inc.	56	29,469
Automatic Data Processing, Inc.	380	29,556
Booz Allen Hamilton Holding Corp.	1,746	36,719
Broadridge Financial Solutions, Inc.	762	28,773
CA, Inc.	928	31,088
Cisco Systems, Inc.	1,448	31,566
Corning, Inc.	1,742	33,569
eBay, Inc.(a)	556	32,676
Electronic Arts, Inc.(a)	1,288	36,824
EMC Corp.	1,240	32,699
Google, Inc., Class A(a)	28	34,038
Hewlett-Packard Co.	1,092	32,629
International Business Machines Corp.	170	31,479
Intuit, Inc.	404	31,573
Lexmark International, Inc., Class A	868	36,577
MasterCard, Inc., Class A	372	28,912
Microsoft Corp.	832	31,874
Nokia OYJ, Sponsored ADR(a)	3,886	29,456
Oracle Corp.	838	32,774
QUALCOMM, Inc.	418	31,471
Salesforce.com, Inc.(a)	566	35,301
Symantec Corp.	1,358	29,170

Security Description	Shares	Value

Information Technology (continued)
Tech Data Corp.(a)	602	$34,675
Xerox Corp.	2,568	28,222
Yahoo!, Inc.(a)	756	29,235

Total Information Technology		861,394

Materials (3.23%)
Alcoa, Inc.	3,062	35,948
Dow Chemical Co.	698	34,000
Ecolab, Inc.	292	31,463
EI du Pont de Nemours & Co.	490	32,644
Monsanto Co.	268	29,485

Total Materials		163,540

Telecommunication Services (2.29%)
AT&T, Inc.	896	28,609
Sprint Corp.(a)	3,078	26,902
T-Mobile US, Inc.	980	29,890
Verizon Communications, Inc.	638	30,356

Total Telecommunication Services		115,757

Utilities (3.29%)
Edison International	658	34,459
Exelon Corp.	1,124	34,181
PG&E Corp.	758	33,397
Portland General Electric Co.	1,012	32,182
Sempra Energy	340	32,120

Total Utilities		166,339

TOTAL COMMON STOCKS (Cost $5,012,529)		5,074,177

TOTAL INVESTMENTS (100.27%) (Cost $5,012,529)		$5,074,177

NET LIABILITIES LESS OTHER ASSETS (0.27%)		(13,763)

NET ASSETS (100.00%)		$5,060,414

(a)	Non-income producing security.

Common Abbreviations:
ADR	-	American Depositary Receipt.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ	-	Osakeyhtio is the Finnish equivalent of a public limited company.
PLC	-	Public Limited Company.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments (unaudited)

1. Portfolio Valuation

All Funds’ Shares are listed on the New York Stock Exchange (“NYSE”), with the exception of VelocityShares Emerging Markets DR ETF, VelocityShares Russia Select DR ETF and VelocityShares Emerging Asia DR ETF which are listed on the NASDAQ Stock Market LLC (“NASDAQ”). The Net Asset Value (“NAV”) of each fund is determined daily, as of the close of regular trading on the listed exchange, normally 4:00 p.m. Eastern time, on each day the NYSE or NASDAQ are open for trading. The NAV is computed by dividing the value of all assets of eachFund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service. Treasury Bills are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and asked prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds invest in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the advisers may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease a Fund’s return.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Treasury Bills are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading, short term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at February 28, 2014:

Cohen & Steers Global Realty Majors ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$102,263,965	$-	$-	$102,263,965
Short Term Investments	350,685	-	-	350,685
TOTAL	$102,614,650	$-	$-	$102,614,650

ALPS Equal Sector Weight ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$145,056,989	$-	$-	$145,056,989
Short Term Investments	55,178	-	-	55,178
TOTAL	$145,112,167	$-	$-	$145,112,167

Global Commodity Equity ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Cayman Islands	$-	$448	$-	$448
Other	67,008,823	-	-	67,008,823
Short Term Investments	200,092	-	-	200,092
TOTAL	$67,208,915	$448	$-	$67,209,363

Alerian MLP ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships Shares	$8,245,573,647	$-	$-	$8,245,573,647
Short Term Investments	8,068,524	-	-	8,068,524
TOTAL	$8,253,642,171	$-	$-	$8,253,642,171

Alerian Energy Infrastructure ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Infrastructure	$1,077,549	$-	$-	$1,077,549
Canadian Master Limited Partnership Affiliate	520,941	-	-	520,941
Master Limited Partnership	1,197,200	-	-	1,197,200
U.S. Infrastructure	779,403	-	-	779,403
U.S. Master Limited Partnership Affiliate	1,599,806	-	-	1,599,806
Short Term Investments	26,803	-	-	26,803
TOTAL	$5,201,702	$-	$-	$5,201,702

RiverFront Strategic Income Fund

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$212,146,787	$-	$212,146,787
Short Term Investments	4,070,591	-	-	4,070,591
TOTAL	$4,070,591	$212,146,787	$-	$216,217,378

U.S. Equity High Volatility Put Write Index Fund
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Short Term Investments	$54,596,375	$-	$-	$54,596,375
TOTAL	$54,596,375	$-	$-	$54,596,375

Other Financial Instruments**
Liabilities
Written Options Contracts	$(1,480,448)	$-	$-	$(1,480,448)
TOTAL	$(1,480,448)	$-	$-	$(1,480,448)

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$528,395,268	$-	$-	$528,395,268
Short Term Investments	1,896,539	-	-	1,896,539
TOTAL	$530,291,807	$-	$-	$530,291,807

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$101,019,284	$-	$-	$101,019,284
Short Term Investments	85,719	-	-	85,719
TOTAL	$101,105,003	$-	$-	$101,105,003

ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$1,887,364	$-	$-	$1,887,364
Short Term Investments	388	-	-	388
TOTAL	$1,887,752	$-	$-	$1,887,752

ALPS | GS Momentum Builder® Multi-Asset Index ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$2,680,201	$-	$-	$2,680,201
Short Term Investments	482	-	-	482
TOTAL	$2,680,683	$-	$-	$2,680,683

ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$2,014,693	$-	$-	$2,014,693
Short Term Investments	322			322
TOTAL	$2,015,015	$-	$-	$2,015,015

ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$3,256,227	$-	$-	$3,256,227
Short Term Investments	6,244	-	-	6,244
TOTAL	$3,262,471	$-	$-	$3,262,471

VelocityShares Emerging Markets DR ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,205,584	$-	$-	$2,205,584
Preferred Stocks	179,220	-	-	179,220
Short Term Investments	4,505	-	-	4,505
TOTAL	$2,389,309	$-	$-	$2,389,309

VelocityShares Russia Select DR ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,291,625	$-	$-	$2,291,625
Short Term Investments	4,172	-	-	4,172
TOTAL	$2,295,797	$-	$-	$2,295,797

VelocityShares Emerging Asia DR ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$7,923,148	$-	$-	$7,923,148
Preferred Stocks	222,859	-	-	222,859
Short Term Investments	14,293	-	-	14,293
TOTAL	$8,160,300	$-	$-	$8,160,300

VelocityShares Tail Risk Hedged Large Cap ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$21,143,685	$-	$-	$21,143,685
TOTAL	$21,143,685	$-	$-	$21,143,685

Other Financial Instruments**
Assets
Total Return Swap Contracts	$6,668	$-	$-	$6,668
Liabilities
Total Return Swap Contracts	$(48,583)	$-	$-	$(48,583)
TOTAL	$(41,915)	$-	$-	$(41,915)

VelocityShares Volatility Hedged Large Cap ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$24,363,572	$-	$-	$24,363,572
TOTAL	$24,363,572	$-	$-	$24,363,572

Other Financial Instruments**
Liabilities
Total Return Swap Contracts	$(198,723)	$-	$-	$(198,723)
TOTAL	$(198,723)	$-	$-	$(198,723)
Barron’s 400 ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$216,223,024	$-	$-	$216,223,024
Limited Partnerships	6,573,789	-	-	6,573,789
Short Term Investments	1,232,856	-	-	1,232,856
TOTAL	$224,029,669	$-	$-	$224,029,669

Workplace Equality Portfolio
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$5,074,177	$-	$-	$5,074,177
TOTAL	$5,074,177	$-	$-	$5,074,177

*For detailed descriptions of sector or country, see the accompanying Schedule of Investments.

**Other financial instruments are instruments not reflected in the Schedule of Investments, such as written options and swaps.

Each Fund recognizes transfers between levels as of the end of the period. For the period ended February 28, 2014, the Funds did not have any significant transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Derivative Instruments and Hedging Activities

The following discloses the Funds’ use of derivative instruments and hedging activities. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Certain Fund’s investment objectives may permit the Fund to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, foreign currency transactions, and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Swaps: Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, a Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

Swap Risk: The VelocityShares Tail Risk Hedged Large Cap ETF and the VelocityShares Volatility Hedged Large Cap ETF use swap agreements to obtain exposure to the volatility component of each Fund’s underlying index. Swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. The swap agreements are traded over the counter. The counterparty to swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions.

As a result, the VelocityShares Tail Risk Hedged Large Cap ETF and the VelocityShares Volatility Hedged Large Cap ETF are subject to credit risk with respect to amounts they expect to receive from counterparties to swaps entered into as part of the their principal investment strategies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds could suffer significant losses on these contracts and the value of an investor’s investment in the Funds may decline. The Funds typically enter into swap transactions only with large, well-capitalized and well-established financial institutions. Swaps are less marketable because they are not traded on an exchange, do not have uniform terms and conditions, and are entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swap agreements may entail breakage costs if terminated prior to the final maturity date.

Option Writing/Purchasing: The U.S. Equity High Volatility Put Write Index Fund (the “Fund”) seeks to track the performance of the NYSE Arca U.S. Equity High Volatility Put Write Index (the “Index”). The Fund’s investment objective permits the Fund to purchase derivative contracts, including written options. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of the U.S. Equity High Volatility Put Write Index Fund’s investment objective, the Fund will use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: The value of the options sold by the Fund is based on the value of the stocks underlying such options. Accordingly, the Fund is exposed to equity risk, which is the risk that the value of the stocks underlying options written by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies. In such event, the value of the options sold by the Fund will likely decline. Additionally, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

The Fund will seek to track the performance of the Index by selling listed 60-day put options in proportion to their weightings in the Index. By selling an option, the Fund will receive premiums from the buyer of the option, which will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the option’s underlying stock declines below the strike price, the option will finish in-the-money and the Fund will be required to buy the underlying stock at the strike price, effectively paying the buyer the difference between the strike price and the closing price. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the underlying stock is less than the strike price. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

As the seller of a listed put option, the Fund incurs an obligation to buy the underlying instrument from the purchaser of the option at the option’s strike price, upon exercise by the option purchaser. If a listed put option sold by the Fund is exercised prior to the end of a 60-day period, the Fund will buy the underlying stock at the time of exercise and at the strike price, and will hold the stock until the end of the 60-day period.

Each put option sold by the Fund will be covered through investments in three month Treasury bills at least equal to the Fund’s maximum liability under the option (i.e., the strike price). Based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund has requirements to deliver securities as collateral for certain investments. Securities collateral that has been pledged to cover obligations of the Fund is noted in on the Schedule of Investments.

Every 60 days, the options included within the Index are exercised or expire and new option positions are established, and the Fund will enter into new option positions accordingly and sell any underlying stocks it owns as a result of the Fund’s prior option positions having been exercised. This 60-day cycle likely will cause the Fund to have frequent and substantial portfolio turnover. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units,” as further defined herein) during a 60-day period, the Fund will sell additional listed put options which will be exercised or expire at the end of such 60-day period. Conversely, if the U.S. Equity High Volatility Put Write Index

Fund redeems Shares in Creation Unit size during a 60-day period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Put Option Risk: Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by the Fund may be particularly subject to this risk because the underlying stocks are selected by the Index Provider to have high volatility. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying stocks.

Implied Volatility Risk: When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

Transactions in written put option contracts during the period ended February 28, 2014, were as follows:

U.S. Equity High Volatility Put Write Index Fund

	Written Put Options

	Contracts	Premiums

Options Outstanding at November 30, 2013	(7,430)	$1,039,328
Options Written	(29,882)	2,756,700
Options Exercised	2,620	(129,141)
Options Expired	17,445	(1,586,174)
Options Closed	2,168	(511,083)
Options Outstanding at February 28, 2014	(15,079)	$1,569,630

Market Value at end of Period		$(1,480,448)

The average written option contracts volume and the average notional value during the period ended February 28, 2014, were as follows:

U.S. Equity High Volatility Put Write Index Fund

Average Written Option Contract Volume	Average Written Option Contract Notional Value
(12,627)	$ (1,021,971.83)

4. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of February 28, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Cohen & Steers Global Realty Majors ETF	$11,986,023	$(3,022,504)	$8,963,519	$93,651,131
ALPS Equal Sector Weight ETF	28,702,862	-	28,702,862	116,409,305
Global Commodity Equity ETF	5,300,457	(13,730,758)	(8,430,301)	75,639,664
Alerian MLP ETF	2,414,029,845	(146,386,060)	2,267,643,785	5,985,998,386
Alerian Energy Infrastructure ETF	224,647	(162,610)	62,037	5,139,665
RiverFront Strategic Income Fund	3,233,687	-	3,233,687	212,983,691
U.S. Equity High Volatility Put Write Index Fund	333,480	(333,433)	47	54,596,328
ALPS Sector Dividend Dogs ETF	39,065,180	(13,051,873)	26,013,307	504,278,500
ALPS International Sector Dividend Dogs ETF	5,695,679	(1,070,698)	4,624,981	96,480,022
ALPS | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	-	(43,046)	(43,046)	1,930,798

ALPS | GS Momentum Builder® Multi-Asset Index ETF	162,184	(1,553)	160,631	2,520,052
ALPS | GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	-	(59,072)	(59,072)	2,074,087
ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF	249,598	(82,472)	167,126	3,095,345
VelocityShares Emerging Markets DR ETF	190,029	(288,531)	(98,502)	2,487,811
VelocityShares Russia Select DR ETF	86,305	(268,104)	(181,799)	2,477,596
VelocityShares Emerging Asia DR ETF	323,042	(503,127)	(180,085)	8,340,385
VelocityShares Tail Risk Hedged Large Cap ETF	3,672,384	(3,260,716)	411,668	20,732,017
VelocityShares Volatility Hedged Large Cap ETF	5,152,559	(3,952,683)	1,199,876	23,163,696
Barron’s 400 ETF	24,648,249	(4,213,210)	20,435,039	203,594,630
Workplace Equality Portfolio	74,076	(12,428)	61,648	5,012,529

5. Return of Capital Estimates

The Alerian MLP ETF (“Alerian Fund”) expects that a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) may be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

6. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the roughly ninety MLPs in existence, fifty are eligible for inclusion in the Alerian MLP Index. Approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	April 29, 2014

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	April 29, 2014